[LOGO OMITTED]

THE
ACHIEVEMENT
FUNDS [REGISTER MARK OMITTED]

FOR YOUR LIFE'S JOURNEY [REGISTER MARK OMITTED]


[PHOTO OF MOUNTAIN CLIMBER OMITTED]




SEMI-ANNUAL
REPORT TO SHAREHOLDERS

JULY 31, 2000

TABLE OF CONTENTS

Letter to Shareholders .........................   2

Fund Objectives ................................   3

Investment Adviser's Report ....................   4

Financial Statements ...........................  10

Notes to Financial Statements ..................  40


------------------------------
THE ACHIEVEMENT FUNDS
SEMI-ANNUAL REPORT (UNAUDITED)

JULY 31, 2000



STOCK AND BALANCED FUNDS

The Achievement Equity Fund
The Achievement Balanced Fund


BOND FUNDS

The Achievement Intermediate Term Bond Fund
The Achievement Short Term Bond Fund
The Achievement Idaho Municipal Bond Fund
The Achievement Municipal Bond Fund



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THE
ACHIEVEMENT
FUNDS [REGISTER MARK OMITTED]

FOR YOUR LIFE'S JOURNEY [REGISTER MARK OMITTED]

LETTER TO SHAREHOLDERS

As we reach the mid-point in our fiscal year, we are pleased to report to you, our shareholders, a solid report card relative to the performance of the Achievement Funds. Our long-term investment philosophy, which includes diversification across industry segments, has served us well in a very volatile market environment. The last six months has been a period of day-to-day functions within the markets and has rewarded the investor with a longer-term view of investing, while at the same time penalized others who attempt to capitalize solely on short-term market movements. The accompanying Investment Adviser's Report by First Security Investment Management, Inc. provides a more detailed discussion of current market conditions, as well as, a market outlook by Sterling Jenson.

As we continue through the year 2000, we stay committed to our investment strategy and our goal of providing solid long-term returns for our shareholders. We thank you for your continued support of the Achievement Funds and welcome your comments and questions. You can reach our Shareholder Services personnel by calling 1 (800) 472-0577 or contacting your financial adviser.




                                            /S/FREDERICK A. MORETON JR.

                                            FREDERICK A. MORETON, JR.
                                            CHAIRMAN OF THE BOARD OF TRUSTEES
                                            The Achievement Funds Trust



                                            /S/JOHN L. RUDISILL

                                            JOHN L. RUDISILL
                                            SENIOR VICE PRESIDENT AND MANAGER
                                            Mutual Fund Center
                                            First Security Corporation

                                                           THE ACHIEVEMENT FUNDS

FUND OBJECTIVES

STOCK AND BALANCED FUNDS
--------------------------------------------------------------------------------

THE ACHIEVEMENT EQUITY FUND
To provide long-term capital appreciation with current income as a secondary consideration in selecting portfolio securities.

THE ACHIEVEMENT BALANCED FUND
To provide a total return (both income and capital appreciation) consistent with prudent investment risk.


BOND FUNDS
--------------------------------------------------------------------------------

THE ACHIEVEMENT INTERMEDIATE TERM BOND FUND
To provide income consistent with prudent investment risk and maintenance of appropriate liquidity.

THE ACHIEVEMENT SHORT TERM BOND FUND
To preserve principal value and maintain a high degree of liquidity while providing current income.

THE ACHIEVEMENT IDAHO MUNICIPAL BOND FUND
To provide as high a level of current income exempt from Federal and Idaho State income taxes as is consistent with preservation of capital.

THE ACHIEVEMENT MUNICIPAL BOND FUND
To provide as high a level of current income that is exempt from Federal income tax as is consistent with preservation of capital.

================================================================================

TERMS YOU NEED TO KNOW

TOTAL RETURN is the change in value of an investment from the beginning to the end of a period, assuming the reinvestment of all distributions.

NET ASSET VALUE (NAV) is the market worth of one share of a mutual fund. This figure is derived by taking a fund's total assets - securities, cash and any accrued earnings - deducting liabilities, and dividing by the number of shares outstanding.

YIELD is the percentage rate at which a fund's portfolio earns income, based on a formula set by the Securities and Exchange Commission.

INVESTMENT ADVISER'S REPORT

Since the Federal Reserve's most recent interest rate hike, it would be hard to craft a more agreeable mix of economic data. For three months now, inflation data has been better than expected, with the housing market showing clear signs of weakening and the "core" levels of both CPI and PPI demonstrating containment of broad-based inflation. Indeed, talk has emerged that a coordinated global economic slowdown may lie ahead and that the next move for the Federal Reserve could be to lower interest rates, not raise them for a seventh time.

Well, talk is cheap. So, before we get too giddy about the prospects of a "SOFT LANDING," we must acknowledge the obvious. Consumers and businesses are currently subject to specific pockets of inflation and economic growth that can be described as nothing short of robust.

The bond and stock market appear to be discounting lower rates in the midst of booming economic growth and select commodity inflation. Why? The key reason is that American businesses continue to post spectacular productivity gains, which enable them to rev up output even as they cope with a shortage of workers and higher energy costs. As a result, the inflation dragon is spewing less fire than anyone dared hope so late into this record-setting economic expansion.

Businesses have spent the last few years applying new technologies and spending record sums on capital equipment in an effort to squeeze more output out of their existing workforce. The results have been staggering. Productivity, or output per hour, has doubled over the past five years, sharply increasing the non-inflationary growth potential of the U.S. economy. Keep in mind that as an expansion matures it is natural for productivity to taper off. That's because businesses are forced to rely more heavily on the less skilled segment of the workforce to meet staffing needs, which by definition dilutes average worker efficiency. At the same time, equipment breakdowns tend to occur with more frequency and less efficient plants are reopened to meet demand, developments that clearly are associated with declining productivity.

For the most part, core inflation has remained remarkably subdued in recent years, despite the spike in oil prices and increasing worker compensation. The benign inflation trend was again confirmed with the government's report on wholesale prices for July. Even energy prices calmed down during the month, resulting in an unchanged reading for the overall producer price index. But this series is up a disturbing 4.1 percent over its level from last year, thanks to the 20 percent increase in energy costs. What's more, after declining slightly in July, crude oil prices are on the rise again this month, which will probably boost the PPI for August. However, it is the "CORE" data that reflects underlying inflation pressures as it excludes volatile food and energy prices. On this score, inflation is tame.

Certainly, the benign inflation reading and the sustained productivity gains being racked up in the business sector would seem to assure that the Fed's work is done for now. There is even a hint of sentiment, as alluded to earlier, that the Fed's next move will be to lower rates. This feeling is still on the whisper level but starting to make the rounds. Clearly, the fixed income markets are convinced that the Fed will not be a factor over the near term.

                                                           THE ACHIEVEMENT FUNDS

Bond yields have plunged to their lowest levels in nearly a year, and investors have enthusiastically snapped up the Treasury's latest offering of notes and bonds at its quarterly auction.

But there is still an underlying unease about the fundamental strength of the U.S. economy. There is no denying the fact that the sustained improvement in business productivity and tame inflation readings are key ingredients for a steady Fed policy and healthy financial market backdrop. However, productivity cannot continue to increase indefinitely, and the potential for supply to accommodate demand is not infinitely elastic. Hence, it is important to monitor demand, particularly consumer demand, to see that it remains within the economy's output potential. However, it seems that the near-term script has been written, and the Fed will continue to "SIT THE BENCH."

THE ACHIEVEMENT EQUITY FUND
--------------------------------------------------------------------------------

Economic growth has remained strong, however, three interest hikes by the Fed since the beginning of the year, totaling 1.00%, and historically high price/earnings multiples have had the impact of restraining equity returns. The P/E multiple for the S&P 500 for Fiscal Year-1 estimates is currently at 27. This remains significantly above historic norms but below levels experienced in 1999 and the fourth quarter of 1998. The S&P 500 posted a return of -2.61% without dividends reinvested and -1.97% with dividends reinvested for the first seven months of 2000. The Achievement Equity Fund (Institutional Class) outperformed the S&P benchmark during the period, posting a positive return of 8.34%. We remain committed to investing in high quality stocks with current and expected ongoing earnings momentum. Strong management, business models and market presence should drive performance long-term. We overweight sectors that include a higher than average percentage of companies meeting these criteria and underweight those that don't stack up. Worst performing sectors so far this year include basic materials, communication services, and consumer cyclical. Best performing sectors year-to-date include utility, financial and health care.

Corporate earnings growth has generally remained strong, with more upward surprises than downward. Economic growth is expected to slow to merely good growth from exceptional growth. This combined with tame "core" inflation and the expectation that the Fed will be on hold should allow the stock market to continue its climb from the negative side of the year-to-date return ledger into the positive side.

THE ACHIEVEMENT BALANCED FUND
--------------------------------------------------------------------------------

Equities have struggled in 2000 due to investor concerns over Federal Reserve activity and fears of the potential for renewed inflation. Given this scenario it would be expected that bonds would be in the same camp. However, due to a reduction in the supply of government debt, yields have actually declined year-to-date causing prices to increase, particularly for the longer maturities. The fixed income portion of the Balanced Fund has done its job by increasing income and decreasing volatility relative to an all-equity fund. The equity portion allows the Balanced Fund to grow along with the economy. For this reason, the Balanced Fund main-tains a higher percentage in equities than in bonds. The Fund's asset allocation as of July 31, 2000, was 69.2% equity, 30% fixed income and .8% cash equivalents.

The equity portion of the Fund has maintained slightly overweighted positions in technology and finance, while being underweighted in consumer staples, basic materials, transportation and utilities. Concerns over valuation as well as growth and earnings multiples have caused us to trim back the technology weighting recently.

The fixed income portion of the Fund continues to be structured with a slightly longer weighted average maturity and duration than the comparative Lehman Intermediate Government/Credit Bond Index. We expect rates and credits to be quite stable going forward. There is currently no yield advantage to buying longer Treasuries at this point so average maturity and duration will be maintained near the recent range of experience.

We expect that both the stock and bond market will generally perform positively through the remainder of the year likely without the exceptional equity returns that have been enjoyed over the previous five calendar years.

THE ACHIEVEMENT
INTERMEDIATE TERM BOND FUND
--------------------------------------------------------------------------------

The Fed raised the Fed Funds Target Rate three times between the end of January and the end of July. Two of the moves were of the 0.25% variety and one was 0.50% totaling 1.00%. Normally, it would be expected that Treasury notes and bonds would follow suit. However, only the 3-month and the 6-month maturities are higher at the end of July than they were at the end of January. All rates on maturities 1-year and longer have actually declined during this time frame. The 5-year Treasury yield declined about 0.55% during the period while the 5-year "A" industrial corporate bond and the 5-year swap rate declined between 0.20% and 0.25%.

Despite the series of rate hikes by the Federal Reserve, bonds maturing between two and thirty years are trading at or near their lowest yield levels of the calendar year. Reduction in yields has been the result of the impact that the federal budget surplus and Treasury buyback program has had on supply. This may have resulted in a demand spill over into spread product, causing non-Treasury rates to also decline. There has been some speculation that the Treasury would discontinue issuing long bonds. However, the Treasury has announced that they intend to continue issuing the 30-year bond. The Treasury does however intend on phasing out the one-year T-bill. The two-year note is trading at 27 basis points below the Fed Funds rate. The likely causes are plans by the Fed and foreign central banks to markedly increase their ownership of Treasuries.

Agencies are performing better as most of the headline risk is likely behind us. There is a possibility however, that the issue will resurface for debate in September.

Corporate bonds have improved over the past month, generally outperforming similar duration Treasuries.

                                                           THE ACHIEVEMENT FUNDS


Recent economic reports seem to indicate that economic growth is still strong but is slowing somewhat. Inflation remains moderate, and the Fed appears to be guiding the economic jet plane in for a soft landing. We do not expect any further tightening of monetary policy coming from the August meeting and think that it is unlikely that we will see any additional interest rate increases during the remainder of the year. We expect that the 10-year Treasury will trade in a range of 5.75% to 6.50% through the remainder of the third quarter.

The Intermediate Term Bond Fund is positioned to take advantage of relatively stable rates and attractive non-Treasury spread levels while still maintaining high average credit quality.

THE ACHIEVEMENT SHORT TERM
BOND FUND
--------------------------------------------------------------------------------

Interest rates as measured by the 2-year Treasury decreased by 0.30% from the end of January through the end of July even though the Fed increased the Fed Funds Target rate by 1.00% during the same time period. At the same time, yields on 2-year "A" industrial corporates declined by 0.15% to 0.20%. Treasury and corporate yields have disconnected from the Fed Funds rate due to reduced supply issues and lack of evidence for a material increase in the core rate of inflation.

Bonds have generally outperformed equities on a year-to-date basis. The 2-year Treasury has returned 3.36% through July 31, compared to -1.97% for the Standard and Poors 500 with dividends reinvested. The relatively short duration of 1.26 years and average weighted maturity of 1.45 years allows for the maintenance of a very stable net asset value over time.

Recent economic reports seem to indicate that economic growth is still strong but is slowing somewhat. Inflation remains moderate, and the Fed appears to be guiding the economic jet plane in for a soft landing. We do not expect any further tightening of monetary policy coming from the August meeting and think that it is unlikely that we will see any additional interest rate increases during the remainder of the year. We expect that the 2-year Treasury will trade in a range of 6.00% to 6.50% through the remainder of the third quarter.

THE ACHIEVEMENT IDAHO
MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Idaho municipal securities remain a valued and scarce commodity amongst both retail and institutional investors. Strong employment trends and robust economic growth throughout the state has kept Idaho state and local coffers overflowing with record tax receipts. The state of Idaho maintains a AAA credit rating, and as such, has experienced a general decline in interest rates consistent with the institutional "high grade" scale.

Since January 31st of this year, the interest rate on 15 year, AAA-rated general obligation municipal bonds has decreased from 5.70 percent to the current level of 5.14 percent. Recent performance in the bond market suggests that investors are becoming comfortable with a slowdown in economic growth and the containment of "core" inflation. The 56 basis point decrease in yield is further indicative of scarce Idaho municipal bond supply.

Based on recent Federal Reserve action and substantive economic data, we remain very optimistic regarding the relative attractiveness of the municipal market. Certainly, Idaho municipal yields will ebb and flow in tandem with taxable levels, but we believe the competitive advantage for investors in the 28 percent tax bracket or higher will persist. Currently, the Achievement Idaho Municipal Bond Fund maintains an average maturity of 16.1 years and an effective duration of 8.69 years. We expect to modestly increase duration to 10 years in light of our expectations that inflation will remain subdued and GDP will moderate. The Fund maintains superior credit quality, with nearly 90% of assets rated AA or better, and well over half the portfolio is insured. The Fund's goal is to commit the majority of assets to the intermediate part of the yield curve, while maintaining ample flexibility to seize upon value-added opportunities.

Currently, we find interesting opportunities in health care, and small issues. Given the portfolio's tremendous quality, we are currently seeking unique "story" bonds to enhance yield. Our geographic exposure encompasses the entire State of Idaho and sector diversification includes appropriate allocations to healthcare, education, transportation, building, housing and miscellaneous general obligation/revenue bonds. Income and principal preservation remain the top priorities.

THE ACHIEVEMENT MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Since January 31st of this year, the interest rate on 15 year, A-rated general obligation municipal bonds has decreased from 6.01 percent to the current level of 5.39 percent. Recent performance in the bond market suggests that investors are becoming comfortable with a slowdown in economic growth and the containment of "core" inflation. The 62 basis point decrease in yield is further indicative of scarce municipal bond supply and the compelling tax-equivalent advantage of municipal securities versus longer Treasuries.

Much like the U.S. Treasury, the municipal market has benefited from record tax receipts. As a result, many state and local governments have reduced bond issuance as budget surpluses abound. Overall issuance is down 30% from last year's level while demand remains healthy. In addition to lower issuance, tax-free bonds have benefited handsomely from the reversal of two negative trends: 1) Institutional demand has improved from property & casualty insurance companies. As these companies return to profitability, their underlying portfolios will be enhanced on an after-tax basis by reallocating funds to municipal bonds. 2) The general decline in the level of interest rates has diminished the impact of the AMT tax applied to many discount bonds. Demand that all but evaporated last year for bonds with coupons 5 percent or lower has re-emerged and substantially improved the liquidity of this segment.

Based on recent Federal Reserve action and substantive economic data, we remain very optimistic regarding the relative attractiveness of the municipal market. Currently, the Achievement Municipal Bond Fund maintains an average maturity of
19.6 years and an effective duration of 9.24 years. We expect to keep the Fund's duration near 10 years, and will

                                                           THE ACHIEVEMENT FUNDS


lengthen towards this goal upon any weakness in the market. The Fund's goal is to commit the majority of assets to the intermediate part of the yield curve, while maintaining ample flexibility to seize upon value-added opportunities throughout the national market. We constantly appraise the fixed income arena for value, which may occur for a variety of reasons. Some reasons include buyer preferences for specific structures, underlying credit uncertainties, or investor unfamiliarity with special redemption language, imbedded options, and/or prepayment probabilities. In addition, we may emphasize different sectors or maturity structures of the municipal market depending on the attractiveness relative to historical norms and/or current opportunities.

Currently, we find interesting opportunities in health care and small issues. To balance out the portfolio's "story" bonds, we maintain meaningful positions in "index" bonds to consistently provide accurate pricing and liquidity. Our geographic exposure is broad-based with more than 40 states. Additionally, the credit risk of the Achievement Municipal Bond Fund is under constant review, with many of the positions prerefunded and backed with U.S. Treasuries. Income and principal preservation remain the top priorities.



/S/STERLING K. JENSON

STERLING K. JENSON, CFA
PRESIDENT AND CHIEF EXECUTIVE OFFICER
First Security Investment Management

JULY 31, 2000 (UNAUDITED)
STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
EQUITY FUND
--------------------------------------------------------------------------------

[PIE CHART OMITTED--PLOT POINTS AS FOLLOWS]

Cash Equivalents                         1.4%
Telephone & Telecommunications          10.5%
Technologies                            33.0%
Financial                               16.6%
Consumer Products                       10.6%
Retail                                   8.2%
Chemicals & Drugs                       11.5%
Oil-Energy                               3.8%
Other                                    4.4%

% OF TOTAL PORTFOLIO INVESTMENTS


--------------------------------------------------------------------------------
                                                 MARKET
DESCRIPTION                        SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.6%
   BANKS -- 5.3%
     Chase Manhattan              120,000      $  5,962
     Citigroup                    100,000         7,056
     Wells Fargo                  100,000         4,131
                                               --------
                                                 17,149
                                               --------
   BIOLOGICAL PRODUCTS -- 0.9%
     Amgen*                        45,000         2,922
                                               --------
   CAPITAL GOODS -- 4.7%
     General Electric             300,000        15,431
                                               --------
   COMPUTER SOFTWARE -- 7.3%
     Microsoft*                   150,000        10,472
     Oracle*                      176,331        13,258
                                               --------
                                                 23,730
                                               --------
   COMPUTERS & SERVICES -- 11.0%
     Cisco Systems*               200,000        13,087
     Dell Computer*               140,000         6,151
     Hewlett-Packard               40,000         4,367
     International Business
       Machines                    30,000         3,373
     Sun Microsystems*             80,000         8,435
                                               --------
                                                 35,413
                                               --------
   DIVERSIFIED MANUFACTURING -- 2.2%
     Tyco International Ltd.      133,000         7,115
                                               --------


--------------------------------------------------------------------------------
                                                MARKET
DESCRIPTION                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
   DRUGS -- 8.3%
     Abbott Laboratories          100,000      $  4,162
     Merck                         90,000         6,452
     Pfizer                       180,000         7,763
     Pharmacia                     75,000         4,106
     Schering-Plough              100,000         4,319
                                               --------
                                                 26,802
                                               --------
   FINANCIAL SERVICES -- 8.1%
     American Express             105,000         5,952
     Capital One Financial        170,000         9,966
     Fannie Mae                    21,630         1,079
     Morgan Stanley Dean Witter   100,000         9,125
                                               --------
                                                 26,122
                                               --------
   FOOD, BEVERAGE & TOBACCO -- 4.2%
     Coca-Cola                    130,000         7,971
     PepsiCo                      120,000         5,498
                                               --------
                                                 13,469
                                               --------
   INSURANCE -- 3.3%
     American International
       Group                      120,000        10,523
                                               --------
   INTERNET CONTENT -- 4.1%
     America Online*              100,000         5,331
     Yahoo*                        61,000         7,850
                                               --------
                                                 13,181
                                               --------
   MEASURING DEVICES -- 0.2%
     Agilent Technologies*         15,256           622
                                               --------
   MEDICAL PRODUCTS & SERVICES -- 2.3%
     Guidant*                      60,000         3,383
     Johnson & Johnson             45,000         4,188
                                               --------
                                                  7,571
                                               --------
   PAPER & PAPER PRODUCTS -- 1.8%
     Kimberly-Clark               100,000         5,744
                                               --------
   PETROLEUM REFINING -- 3.8%
     Exxon Mobil                  100,000         8,000
     Texaco                        85,000         4,202
                                               --------
                                                 12,202
                                               --------
   PRINTING & PUBLISHING -- 1.8%
     McGraw-Hill                  100,000         5,944
                                               --------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           THE ACHIEVEMENT FUNDS

--------------------------------------------------------------------------------
                                               MARKET
DESCRIPTION                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
   RETAIL -- 8.2%
     Gap                          150,000      $  5,372
     Home Depot                   150,000         7,763
     Target                       180,000         5,220
     Wal-Mart Stores              150,000         8,241
                                               --------
                                                 26,596
                                               --------
   SEMI-CONDUCTORS/INSTRUMENTS -- 10.7%
     Analog Devices*              120,000         8,025
     Intel                        220,000        14,685
     JDS Uniphase*                100,000        11,813
                                               --------
                                                 34,523
                                               --------
   TELEPHONES & TELECOMMUNICATION -- 10.4%
     AT&T                         150,000         4,641
     Nortel Networks              112,000         8,330
     Qwest Communications
       International*             190,000         8,918
     SBC Communications           107,000         4,554
     Worldcom*                    187,500         7,324
                                               --------
                                                 33,767
                                               --------
TOTAL COMMON STOCKS
   (Cost $210,541)                              318,826
                                               --------

CASH EQUIVALENTS -- 1.4%
     SEI Daily Income Trust
       Money Market Fund        4,470,317         4,470
     SEI Daily Income Trust
       Prime Obligation Fund       87,932            88
                                               --------
TOTAL CASH EQUIVALENTS
   (Cost $4,558)                                  4,558
                                               --------
TOTAL INVESTMENTS -- 100.0%
   (Cost $215,099)                              323,384
                                               --------
OTHER ASSETS AND LIABILITIES, NET -- 0.0%          (126)
                                               --------
--------------------------------------------------------------------------------

                                              VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 15,455,725 outstanding
   shares of beneficial interest               $176,343
Portfolio Shares of Retail Class A (unlimited
   authorization -- no par value) based on
   668,841 outstanding shares of beneficial
   interest                                       9,573
Portfolio Shares of Retail Class B
   (unlimited authorization -- no par value)
   based on 153,818 outstanding shares of
   beneficial interest                            2,532
Accumulated net investment loss                    (115)
Accumulated net realized gain on investments     26,640
Net unrealized appreciation on investments      108,285
                                               --------
TOTAL NET ASSETS -- 100.0%                     $323,258
                                               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS        $19.87
                                               ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS A             $19.76
                                               ========
MAXIMUM OFFERING PRICE PER SHARE --
   RETAIL CLASS A ($19.76 / 95.5%)               $20.69
                                               ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS B             $19.42
                                               ========

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
LTD. -- LIMITED


                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                              11

JULY 31, 2000 (UNAUDITED)
Statement of Net Assets

--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------

[PIE CHART OMITTED--PLOT POINTS AS FOLLOWS]

Non-Agency Mortgage-Backed Securities          1.7%
Common Stocks                                 69.2%
Treasury Obligations                          11.5%
Corporate Securities                          10.4%
Other                                          6.4%
Cash Equivalent                                0.8%

% OF TOTAL PORTFOLIO INVESTMENTS


--------------------------------------------------------------------------------
                                    FACE        MARKET
DESCRIPTION                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 11.4%
     U.S. Treasury Notes
       7.875%, 08/15/01            $2,500      $  2,536
       7.875%, 11/15/04             2,500         2,650
       7.750%, 02/15/01             2,500         2,518
       7.500%, 05/15/02             2,500         2,547
       7.250%, 05/15/04             2,500         2,581
       6.625%, 05/15/07             3,000         3,072
       5.500%, 03/31/03             3,000         2,938
       5.500%, 02/15/08             3,000         2,881
       4.750%, 11/15/08             3,000         2,732
                                               --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $24,340)                                24,455
                                               --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.3%
     Federal Home Loan Bank
       7.250%, 05/15/03             2,500         2,519
       6.250%, 08/13/04             2,000         1,947
     Federal Home Loan Mortgage
       Corporation
       7.625%, 09/09/09             1,000           981
       6.450%, 04/29/09             2,000         1,865
     Federal National Mortgage
       Association
       7.125%, 02/15/05             2,000         2,010
       6.500%, 08/15/04             2,000         1,966
       6.000%, 05/15/08             2,500         2,336
                                               --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $13,973)                                13,624
                                               --------


--------------------------------------------------------------------------------
                                    FACE        MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 8.4%
   BANKS -- 3.4%
     Banc One
       7.250%, 08/01/02            $1,500      $  1,498
     Bank of America, MTN
       7.125%, 05/12/05             2,000         1,970
     Chase Manhattan
       6.500%, 01/15/09             2,000         1,857
     First Union
       7.500%, 07/15/06             2,000         1,967
                                               --------
                                                  7,292
                                               --------
   FINANCE -- 1.3%
     Aetna Services
       7.125%, 08/15/06             1,500         1,431
     Safeco
       6.875%, 07/15/07             1,500         1,397
                                               --------
                                                  2,828
                                               --------
   FOOD, BEVERAGE & TOBACCO -- 0.9%
     Philip Morris
       7.250%, 09/15/01             2,000         1,975
                                               --------
   RETAIL -- 0.9%
     Albertson's
       6.950%, 08/01/09             2,000         1,902
                                               --------
   TELEPHONE & TELECOMMUNICATIONS -- 0.9%
     Lucent Technologies
       7.250%, 07/15/06             2,000         2,010
                                               --------
   TRANSPORTATION -- 1.0%
     USFreightways
       8.500%, 04/15/10             2,000         2,002
                                               --------
TOTAL CORPORATE BONDS
   (Cost $18,539)                                18,009
                                               --------

YANKEE BONDS -- 1.9%
     Ford Motor Credit
       6.250%, 11/08/00             1,000           997
     Seagram
       6.500%, 04/01/03             1,000           977
     Walt Disney
       5.125%, 12/15/03             2,255         2,117
                                               --------
TOTAL YANKEE BONDS
   (Cost $4,217)                                  4,091
                                               --------


                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           THE ACHIEVEMENT FUNDS

--------------------------------------------------------------------------------
                                 SHARES/FACE     MARKET
DESCRIPTION                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 1.7%
     American Southwest
       Financial Securities,
       Series 1996-FHA1, Cl A2
       7.000%, 11/25/38            $  591      $    581
     Donaldson Lufkin Jenrette
       Mortgage Acceptance,
       Series 1997-CF1, Cl A1B (A)
       7.600%, 04/15/07             1,200         1,206
     General Motors Acceptance,
       Commercial Mortgage
       Securities,
       Series 1999-C1, Cl A2
       6.175%, 05/15/33             2,000         1,828
                                               --------
TOTAL MORTGAGE-BACKED SECURITIES
   (Cost $3,829)                                  3,615
                                               --------

COMMON STOCKS -- 68.7%
   BANKS -- 3.8%
     Chase Manhattan               48,000         2,385
     Citigroup                     53,000         3,740
     Wells Fargo                   50,900         2,103
                                               --------
                                                  8,228
                                               --------
   BIOLOGICAL PRODUCTS -- 0.7%
     Amgen*                        23,000         1,494
                                               --------
   CAPITAL GOODS -- 3.8%
     General Electric             160,000         8,230
                                               --------
   COMPUTER SOFTWARE -- 5.2%
     Microsoft*                    69,800         4,873
     Oracle*                       83,200         6,256
                                               --------
                                                 11,129
                                               --------
   COMPUTERS & SERVICES -- 7.4%
     Cisco Systems*                97,800         6,400
     Dell Computer*                67,000         2,944
     Hewlett-Packard               12,000         1,310
     International Business
      Machines                     13,200         1,484
     Sun Microsystems*             36,000         3,796
                                               --------
                                                 15,934
                                               --------
   DIVERSIFIED MANUFACTURING -- 1.2%
     Tyco International Ltd.       47,000         2,514
                                               --------

--------------------------------------------------------------------------------
                                                MARKET
DESCRIPTION                         SHARES   VALUE (000)
--------------------------------------------------------------------------------
   DRUGS -- 5.2%
     Abbott Laboratories           35,000      $  1,457
     Merck                         58,000         4,158
     Pfizer                        39,000         1,682
     Pharmacia                     30,000         1,643
     Schering-Plough               50,000         2,159
                                               --------
                                                 11,099
                                               --------
   ENTERTAINMENT -- 0.9%
     Walt Disney                   49,000         1,896
                                               --------
   FINANCIAL SERVICES -- 6.1%
     American Express              69,000         3,911
     Capital One Financial         73,000         4,280
     Fannie Mae                     8,652           432
     Morgan Stanley Dean Witter    50,000         4,563
                                               --------
                                                 13,186
                                               --------
   FOOD, BEVERAGE & TOBACCO -- 2.7%
     Coca-Cola                     45,000         2,759
     PepsiCo                       67,000         3,069
                                               --------
                                                  5,828
                                               --------
   INSURANCE -- 2.4%
     American International Group  60,000         5,261
                                               --------
   INTERNET CONTENT -- 3.1%
     America Online*               50,000         2,666
     Yahoo*                        30,200         3,886
                                               --------
                                                  6,552
                                               --------
   MEASURING DEVICES -- 0.1%
     Agilent Technologies*          4,576           186
                                               --------
   MEDICAL PRODUCTS & SERVICES -- 1.8%
     Guidant*                      43,000         2,424
     Johnson & Johnson             15,000         1,396
                                               --------
                                                  3,820
                                               --------
   PETROLEUM REFINING -- 3.5%
     Exxon Mobil                   67,683         5,415
     Texaco                        42,000         2,076
                                               --------
                                                  7,491
                                               --------
   PRINTING & PUBLISHING -- 1.1%
     McGraw-Hill                   40,000         2,378
                                               --------

                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 2000 (UNAUDITED)
STATEMENT OF NET ASSETS
BALANCED FUND (CONCLUDED)

--------------------------------------------------------------------------------
                                               MARKET
DESCRIPTION                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
   RETAIL -- 5.7%
     Gap                           40,000      $  1,433
     Home Depot                    70,500         3,648
     Target                       104,000         3,016
     Wal-Mart Stores               76,000         4,175
                                               --------
                                                 12,272
                                               --------
   SEMI-CONDUCTORS/INSTRUMENTS -- 7.0%
     Analog Devices*               43,800         2,929
     Intel                         92,800         6,194
     JDS Uniphase*                 50,000         5,906
                                               --------
                                                 15,029
                                               --------
   TELEPHONES & TELECOMMUNICATION -- 7.0%
     AT&T                          82,500         2,552
     Nortel Networks               50,000         3,719
     Qwest Communications
       International*              60,000         2,816
     SBC Communications            55,000         2,341
     Worldcom*                     93,000         3,633
                                               --------
                                                 15,061
                                               --------
TOTAL COMMON STOCKS
   (Cost $96,310)                               147,588
                                               --------

CASH EQUIVALENT -- 0.8%
     SEI Daily Income Trust
       Money Market Fund        1,785,920         1,786
                                               --------
TOTAL CASH EQUIVALENT
   (Cost $1,786)                                  1,786
                                               --------
TOTAL INVESTMENTS -- 99.2%
   (Cost $162,994)                              213,168
                                               --------
OTHER ASSETS AND LIABILITIES, NET -- 0.8%         1,625
                                               --------


--------------------------------------------------------------------------------

                                               VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 14,277,679 outstanding
   shares of beneficial interest               $146,985
Portfolio Shares of Retail Class A (unlimited
   authorization -- no par value)
   based on 242,092 outstanding shares
   of beneficial interest                         2,739
Portfolio Shares of Retail Class B (unlimited
   authorization -- no par value)
   based on 137,537 outstanding shares
   of beneficial interest                         1,861
Undistributed net investment income                  39
Accumulated net realized gain on investments     12,995
Net unrealized appreciation on investments       50,174
                                               --------
TOTAL NET ASSETS -- 100.0%                     $214,793
                                               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS        $14.66
                                               ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS A             $14.63
                                               ========
MAXIMUM OFFERING PRICE PER SHARE --
   RETAIL CLASS A ($14.63 / 95.5%)               $15.32
                                               ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS B             $14.60
                                               ========

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
CL -- CLASS
LTD. -- LIMITED
MTN -- MEDIUM TERM NOTE
(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THE PROGRAM OR OTHER "ACCREDITED INVESTORS". SUCH INVESTMENTS AMOUNT TO $1,205,697 IN AGGREGATE, WHICH REPRESENT 0.56% OF THE TOTAL NET ASSETS OF THE FUND.


                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           THE ACHIEVEMENT FUNDS

--------------------------------------------------------------------------------
INTERMEDIATE TERM BOND FUND
--------------------------------------------------------------------------------

[PIE CHART OMITTED--PLOT POINTS AS FOLLOWS]

Corporate Securities                                35.1%
U.S. Government Securities                          51.6%
Other                                                0.6%
Cash Equivalents                                     1.2%
Asset-Backed Securities                              3.9%
Non-Agency Mortgage-Backed Securities                7.6%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 31.4%
     U.S. Treasury Bonds
       7.125%, 02/15/23            $2,000      $  2,249
       6.250%, 08/15/23             2,000         2,041
     U.S. Treasury Notes
       7.875%, 08/15/01             1,000         1,014
       7.500%, 11/15/01             1,000         1,013
       7.500%, 02/15/05             1,000         1,048
       7.000%, 07/15/06             2,000         2,077
       6.875%, 05/15/06             1,000         1,032
       6.500%, 03/31/02             2,000         2,002
       6.500%, 08/15/05             2,000         2,024
       6.500%, 10/15/06             5,000         5,072
       6.375%, 09/30/01             2,500         2,498
       6.250%, 08/31/02             4,000         3,991
       6.250%, 02/15/03             1,000           998
       6.250%, 02/15/07             3,000         3,010
       6.125%, 12/31/01             6,000         5,974
       6.125%, 08/15/07             3,000         2,990
       5.875%, 02/15/04             3,000         2,964
       5.875%, 11/15/05             1,000           985
       5.750%, 08/15/03             1,000           985
       5.500%, 05/31/03             3,000         2,936
       5.375%, 06/30/03             2,000         1,951
                                               --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $49,506)                                48,854
                                               --------

--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 19.6%
     Federal Farm Credit Bank, MTN
       7.310%, 11/05/07            $2,000      $  2,025
     Federal Home Loan Bank
       7.390%, 08/22/01             1,000         1,005
       7.380%, 08/05/04             1,000         1,013
       7.375%, 02/12/10             3,000         3,049
       7.280%, 07/25/01             1,000         1,004
       6.375%, 08/15/06             1,000           969
       6.250%, 08/13/04             1,000           974
       6.185%, 05/06/08             3,035         2,870
       5.600%, 10/28/03             1,000           959
       5.450%, 01/12/09             2,000         1,787
     Federal Home Loan Mortgage
       Corporation
       7.625%, 09/09/09             2,500         2,453
       7.020%, 06/23/09             2,000         1,928
       6.795%, 12/01/03             1,000           995
       6.450%, 04/29/09             2,000         1,865
       5.900%, 02/14/06             1,000           950
       5.750%, 07/15/03             2,000         1,937
     Federal National Mortgage
       Association
       6.375%, 06/15/09             1,000           949
       5.750%, 04/15/03             1,000           971
       4.750%, 11/14/03             2,000         1,874
     Federal National Mortgage
       Association, MTN
       6.760%, 07/16/07             1,000           965
                                               --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $31,914)                                30,542
                                               --------

CORPORATE BONDS -- 32.5%
   AUTOMOTIVE -- 0.6%
     TRW
       6.450%, 06/15/01             1,000           993
                                               --------
   BANKS -- 5.6%
     Bank of America
       7.625%, 04/15/05             1,000         1,002
       7.125%, 05/01/06             2,000         1,955
     Chase Manhattan
       8.125%, 06/15/02             1,000         1,014
       6.375%, 02/15/08             1,000           927
     Citicorp
       7.125%, 06/01/03             1,000           992
     First Tennessee Bank
       5.750%, 12/01/08             1,000           850


                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 2000 (UNAUDITED)
STATEMENT OF NET ASSETS
INTERMEDIATE TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   BANKS -- (CONTINUED)
     First Union
       7.050%, 08/01/05            $1,000      $    971
     KeyCorp
       7.250%, 06/01/05             1,000           980
                                               --------
                                                  8,691
                                               --------
   BUILDING PRODUCTS -- 1.2%
     CSR America
       6.875%, 07/21/05             2,000         1,933
                                               --------
   ELECTRICAL UTILITIES -- 5.0%
     Consolidated Edison
       6.375%, 04/01/03             1,000           983
       6.150%, 07/01/08             1,000           915
     Monogahela Power, MTN
       7.360%, 01/15/10             1,000           979
     Pacific Gas & Electric, MTN
       6.680%, 03/19/03             1,000           986
     Philadelphia Electric
       6.625%, 03/01/03             1,000           979
     Public Service Electric & Gas
       6.500%, 05/01/04             1,000           968
     Rochester Gas & Electric, MTN
       6.375%, 07/30/03             1,000           967
     Scana, MTN
       6.250%, 07/08/03             1,000           966
                                               --------
                                                  7,743
                                               --------
   FINANCE -- 6.4%
     Associates of North America, MTN
       7.540%, 04/14/04             1,000           999
       6.810%, 08/03/01             1,000           996
     Capital One Bank
       7.080%, 10/30/01             1,000           994
     CitiFinancial
       6.875%, 05/01/02             1,000           995
     Ford Motor Credit
       8.000%, 06/15/02             1,000         1,011
       7.750%, 03/15/05             1,000         1,004
     General Motors Acceptance, MTN
       7.250%, 05/15/03             1,000           996
     Household Finance
       7.650%, 05/15/07             1,000           985

--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   FINANCE -- (CONTINUED)
     J.P. Morgan
       7.250%, 01/15/02            $1,000      $    999
     Lehman Brothers Holdings
       6.125%, 07/15/03             1,000           957
                                               --------
                                                  9,936
                                               --------
   FOOD, BEVERAGE & TOBACCO -- 1.9%
     Diageo PLC
       7.125%, 09/15/04             1,000           990
     Nabisco
       6.700%, 06/15/02             1,000           974
     Sara Lee, MTN
       7.400%, 03/22/02             1,000         1,000
                                               --------
                                                  2,964
                                               --------
   INSURANCE -- 1.3%
     Aetna Services
       6.750%, 08/15/01             2,000         1,985
                                               --------
   PETROLEUM PRODUCTS & SERVICES -- 0.6%
     Kerr-McGee
       6.625%, 10/15/07             1,000           931
                                               --------
   RAILROADS -- 0.6%
     CSX Transportation
       7.540%, 03/15/03             1,000         1,000
                                               --------
   RENTAL EQUIPMENT -- 1.9%
     Hertz
       7.000%, 07/01/04             2,000         1,960
     Ryder System, MTN
       7.340%, 11/01/00             1,040         1,036
                                               --------
                                                  2,996
                                               --------
   RETAIL -- 3.8%
     J.C. Penney, MTN
       7.050%, 05/23/05             1,000           894
     Sears Roebuck Acceptance
       6.950%, 05/15/02             1,000           991
     Sears Roebuck Acceptance, MTN
       6.580%, 11/20/03             1,000           971
     Target
       7.500%, 07/15/06             2,000         1,983
     Wal-Mart Stores
       6.500%, 06/01/03             1,000           989
                                               --------
                                                  5,828
                                               --------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           THE ACHIEVEMENT FUNDS

--------------------------------------------------------------------------------
                                    FACE        MARKET
DESCRIPTION                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATION -- 3.6%
     AT&T
       6.750%, 04/01/04            $1,000      $    979
     GTE California
       5.500%, 01/15/09             1,000           863
     Qwest
       5.625%, 11/15/08             1,000           865
     SBC Communications
       7.000%, 07/15/04             1,000           989
     SBC Communications Capital
       5.750%, 09/01/04             1,000           946
     Telstra Ltd. (A)
       6.500%, 07/31/03             1,000           978
                                               --------
                                                  5,620
                                               --------
TOTAL CORPORATE BONDS
   (Cost $52,872)                                50,620
                                               --------

YANKEE BONDS -- 2.2%
     Dow Capital
       7.125%, 01/15/03             1,000           993
     Walt Disney
       6.750%, 03/30/06             2,000         1,955
     Worldcom
       6.125%, 08/15/01               500           494
                                               --------
TOTAL YANKEE BONDS
   (Cost $3,545)                                  3,442
                                               --------

ASSET-BACKED SECURITIES -- 3.8%
     Champion Home Equity Loan Trust,
       Series 1997-2, Cl A3
       6.770%, 03/25/15             2,000         1,972
     Olympic Automobile Receivables
       Trust, Series 1996-B, Cl A5
       6.900%, 02/15/04             2,000         1,998
     WFS Financial Owner Trust,
       Series 1998-B, Cl A4
       6.050%, 04/20/03             2,000         1,977
                                               --------
TOTAL ASSET-BACKED SECURITIES
   (Cost $6,000)                                  5,947
                                               --------


--------------------------------------------------------------------------------
                                 SHARES/FACE    MARKET
DESCRIPTION                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
GOVERNMENT AGENCY MORTGAGE-
   BACKED SECURITY -- 0.6%
     Federal National Mortgage
       Association
       6.440%, 05/01/08            $  977      $    942
                                               --------
TOTAL GOVERNMENT AGENCY MORTGAGE-
   BACKED SECURITY
   (Cost $986)                                      942
                                               --------

MORTGAGE-BACKED SECURITIES -- 7.5%
     American Southwest Financial
       Securities,
       Series 1996-FHA1, Cl A2
       7.000%, 11/25/38             1,182         1,162
     Donaldson Lufkin Jenrette
       Mortgage Acceptance,
       Series 1996-CF2,
       Cl A1B (A)
       7.290%, 11/12/21             3,000         2,991
     Donaldson Lufkin Jenrette
       Mortgage Acceptance,
       Series 1997-CF1, Cl A1B (A)
       7.600%, 04/15/07             2,000         2,009
     General Motors Acceptance,
       Commercial Mortgage
       Securities,
       Series 1999-C1, Cl A2
       6.175%, 05/15/33             3,000         2,742
     Lehman Brothers Commercial
       Conduit Mortgage Trust,
       Series 1998-C1, Cl B
       6.590%, 02/18/30             3,000         2,795
                                               --------
TOTAL MORTGAGE-BACKED SECURITIES
   (Cost $12,315)                                11,699
                                               --------

CASH EQUIVALENT -- 1.3%
     SEI Daily Income Trust
       Money Market Fund        1,910,929         1,911
                                               --------
TOTAL CASH EQUIVALENT
   (Cost $1,911)                                  1,911
                                               --------
TOTAL INVESTMENTS -- 98.9%
   (Cost $159,049)                              153,957
                                               --------
OTHER ASSETS AND LIABILITIES, NET -- 1.1%         1,722
                                               --------


                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 2000 (UNAUDITED)
STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
INTERMEDIATE TERM BOND FUND (CONCLUDED)
--------------------------------------------------------------------------------

                                                 VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 15,391,312 outstanding
   shares of beneficial interest                 $162,733
Portfolio Shares of Retail Class A (unlimited
   authorization -- no par value)
   based on 116,942 outstanding shares of
   beneficial interest                              1,191
Accumulated net realized loss on investments       (3,153)
Net unrealized depreciation on investments         (5,092)
                                                 --------
TOTAL NET ASSETS -- 100.0%                       $155,679
                                                 ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS          $10.04
                                                 ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS A               $10.06
                                                 ========
MAXIMUM OFFERING PRICE PER SHARE --
   RETAIL CLASS A ($10.06 / 96.5%)                 $10.42
                                                 ========

--------------------------------------------------------------------------------
CL -- CLASS
LTD. -- LIMITED
MTN -- MEDIUM TERM NOTE
PLC -- PUBLIC LIMITED COMPANY
(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THE PROGRAM OR OTHER "ACCREDITED INVESTORS". SUCH INVESTMENTS AMOUNT TO $5,978,426 IN AGGREGATE, WHICH REPRESENTS 3.8% OF THE TOTAL NET ASSETS OF THE FUND.



--------------------------------------------------------------------------------
SHORT TERM BOND FUND
--------------------------------------------------------------------------------

[PIE CHART OMITTED--PLOT POINTS AS FOLLOWS]

Corporate Securities                           57.8%
U.S. Government Securities                     38.7%
Cash Equivalents                                3.5%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------
                                    FACE        MARKET
DESCRIPTION                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 10.4%
     U.S. Treasury Notes
       6.375%, 09/30/01            $1,000      $    999
       6.250%, 01/31/02             1,000           998
       6.125%, 12/31/01             1,000           996
                                               --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $3,058)                                  2,993
                                               --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 27.5%
     Federal Home Loan Bank
       7.250%, 02/28/03             1,000         1,001
       7.250%, 05/13/05             1,000         1,010
       6.080%, 07/08/02             2,000         1,971
       5.435%, 01/29/02             1,000           979
     Federal Home Loan Mortgage
       6.250%, 10/15/02             1,000           987
     Federal National Mortgage
       Association, MTN
       6.500%, 09/05/02             1,000           987
       5.410%, 02/04/02             1,000           975
                                               --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $8,011)                                  7,910
                                               --------



                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           THE ACHIEVEMENT FUNDS


--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 49.8%
   BANKS -- 6.9%
     Bank One, MTN
       6.700%, 03/15/02            $1,000      $    989
     KeyCorp, MTN
       6.750%, 05/29/01             1,000           995
                                               --------
                                                  1,984
                                               --------
   ELECTRICAL UTILITIES -- 3.5%
     Scottish Power PLC, MTN
       7.250%, 09/09/02             1,000           998
                                               --------
   FINANCE -- 20.7%
     Bear Stearns
       6.750%, 05/01/01             1,000           994
     Beneficial, MTN
       6.330%, 12/18/00             1,000           998
     Goldman Sachs Group LP (A)
       6.200%, 12/15/00             1,000           997
     International Lease Finance
       5.450%, 01/04/02             1,000           971
     John Deere Capital, MTN
       6.150%, 08/01/00             1,000         1,000
     Merrill Lynch
       6.500%, 04/01/01             1,000           996
                                               --------
                                                  5,956
                                               --------
   GAS/NATURAL GAS -- 1.3%
     Northern Illinois Gas
       6.450%, 08/01/01               375           373
                                               --------
   INSURANCE -- 3.5%
     Aetna Services
       6.750%, 08/15/01             1,000           993
                                               --------
   PAPER & PAPER PRODUCTS -- 3.5%
     Mead Corporation
       6.600%, 03/01/02             1,000           991
                                               --------
   RETAIL -- 6.9%
     JC Penney, MTN
       6.375%, 09/15/00             1,000           996
     Sears Roebuck Acceptance, MTN
       6.400%, 09/25/00             1,000           999
                                               --------
                                                  1,995
                                               --------

--------------------------------------------------------------------------------
                                 SHARES/FACE    MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATION -- 3.5%
     Lucent Technologies
       6.900%, 07/15/01            $1,000      $  1,001
                                               --------
TOTAL CORPORATE BONDS
   (Cost $14,525)                                14,291
                                               --------

YANKEE BONDS -- 6.9%
     General Motors Acceptance
       5.500%, 01/14/02             1,000           976
     Household Finance
       8.000%, 05/09/05             1,000         1,010
                                               --------
TOTAL YANKEE BONDS
   (Cost $2,012)                                  1,986
                                               --------

CASH EQUIVALENTS -- 3.5%
     SEI Daily Income Trust
       Money Market Fund          919,181           919
     SEI Daily Income Trust
       Prime Obligation Fund       71,174            71
                                               --------
TOTAL CASH EQUIVALENTS
   (Cost $990)                                      990
                                               --------
TOTAL INVESTMENTS -- 98.1%
   (Cost $28,596)                                28,170
                                               --------
OTHER ASSETS AND LIABILITIES, NET -- 1.9%           542
                                               --------
TOTAL NET ASSETS -- 100%                       $ 28,712
                                               ========

--------------------------------------------------------------------------------
LP -- LIMITED PARTNERSHIP
MTN -- MEDIUM TERM NOTE
PLC -- PUBLIC LIMITED COMPANY
(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THE PROGRAM OR OTHER "ACCREDITED INVESTORS". SUCH INVESTMENTS AMOUNT TO $996,820 IN AGGREGATE, WHICH REPRESENTS 3.50% OF THE TOTAL NET ASSETS OF THE FUND.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 2000 (UNAUDITED)
STATEMENT OF NET ASSETS


--------------------------------------------------------------------------------
IDAHO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

[PIE CHART OMITTED--PLOT POINTS AS FOLLOWS]

General Obligations                   44.0%
Other Asset                            4.8%
Revenue Bonds                         47.4%
Cash Equivalent                        2.8%
Tax Allocation                         1.0%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.9%
   IDAHO -- 91.3%
     Ada & Canyon Counties,
       Joint School
       District # 2 GO
       5.500%, 07/30/15            $1,075       $ 1,094
       5.500%, 07/30/16               500           505
     Ammon, Urban Renewal
       Agency, Series B,
       Pre-refunded @ 100, TA,
       LOC (A)
       6.000%, 08/01/06               120           125
     Bannock County, School
       District # 25 GO, FGIC
       5.250%, 08/01/15               500           498
     Bingham County, School
       District # 055 GO, MBIA
       5.650%, 08/01/15               560           570
     Blackfoot, Wastewater
       Treatment Plant
       Facilities Project
       COP, AMBAC
       5.800%, 09/01/18               135           140
       5.850%, 09/01/19               115           119
     Boise, Urban Renewal RB,
       Ada County Courts, AMBAC
       5.900%, 08/15/29               500           509
     Boise Airport COP, Package
       Facility Project,
       Series A, AMBAC
       5.400%, 08/01/11               500           507


--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   IDAHO -- (CONTINUED)
     Boise, Urban Renewal,
       Tax Increment Capital
       City Development
       Project, TA, FSA
       5.100%, 09/01/14            $  365      $    361
       5.150%, 09/01/15               385           381
     Boise State University RB, FSA
       5.000%, 04/01/23             1,000           929
     Boise State University RB,
       Student Union & Housing
       System Project, MBIA
       5.250%, 04/01/17               160           159
     Boise, Independent
       School District GO
       5.500%, 07/30/16             1,000         1,002
     Bonneville & Bingham, School
       District # 93 GO,
       Series A, FGIC
       5.750%, 07/30/07               500           527
       5.500%, 07/30/10               500           519
     Bonneville GO, FSA
       5.500%, 08/01/16               590           596
     Canyon, School District
       # 132 GO, FSA
       5.400%, 07/30/12               400           409
       5.450%, 07/30/14               470           477
       5.450%, 07/30/15               900           909
     Cassia & Twin Falls,
       Joint School
       District # 151 GO, FGIC
       5.375%, 08/01/14               500           506
       5.375%, 08/01/16             1,000         1,002
     Elks, Health Facility
       Authority RB, Rehabilitation
       Hospital Project
       5.000%, 07/15/08               250           225
       5.125%, 07/15/13               500           418
       5.450%, 07/15/23               715           560
     Elmore, School District
       # 193 GO, AMBAC
       5.000%, 07/31/10               100           101
     Fremont & Madison, School
       District # 215 GO, FSA
       5.600%, 08/01/14               125           127
       5.600%, 08/01/15               765           776
     Gooding & Lincoln, Joint School
       District # 231 GO, FSA,
       Pre-refunded @ 100 (A)
       6.250%, 02/01/04               130           137



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           THE ACHIEVEMENT FUNDS

--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   IDAHO -- (CONTINUED)
     Idaho State Building
       Authority RB,
       Series C, MBIA
       5.600%, 09/01/05            $  100         $ 103
     Idaho State Building
       Authority  RB,
       Series A, MBIA
       5.000%, 09/01/21             1,150         1,055
     Idaho State Health Facility
       Authority  RB, Bannock
       Regional Medical Project
       5.250%, 05/01/14               250           218
     Idaho State Health Facility
       Authority  RB, Holy Cross
       Health Systems, MBIA
       5.250%, 12/01/14               500           497
       5.000%, 12/01/18               500           467
       5.000%, 12/01/28                40            35
     Idaho State Health Facility
       Authority RB, IHC Hospital
       Project, ETM
       6.650%, 02/15/21               150           171
     Idaho State Health Facility
       Authority RB, Magic Valley
       Regional Medical
       Center, AMBAC
       5.625%, 12/01/13               200           204
     Idaho State Health Facility
       Authority RB, Mercy Medical
       Center Project,
       Pre-refunded @102 (A)
       6.200%, 11/15/02               130           137
     Idaho State Health Facility
       Authority RB, St. Alphonsus
       Regional Medical Center Project,
       Pre-refunded @102 (A)
       6.100%, 12/01/07               100           105
     Idaho State Housing & Finance
       Authority RB, Single Family
       Mortgage, Series H-2, FHA AMT
       6.150%, 01/01/28               960           964
     Idaho State Housing & Finance
       Authority RB, Single Family
       Mortgage, Series E-2
       4.950%, 07/01/11               365           352
     Idaho State Housing & Finance
       Authority RB, Single Family
       Mortgage, Series I-2, FHA AMT
       5.200%, 07/01/20               485           444


--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   IDAHO -- (CONTINUED)
     Idaho State University RB,
       Student Facility Fee, MBIA
       4.900%, 04/01/17            $  500      $    464
     Idaho State University RB,
       Student Facility Fee,
       Recreation Center
       Project, FSA
       6.500%, 04/01/15               865           948
     Idaho State Water Resource
       Board RB, Pooled Loan
       Program, Series A
       6.200%, 05/01/20               500           503
     Jefferson, School District
       # 253 GO, MBIA
       5.500%, 08/01/15               240           244
     Jerome, Lincoln & Gooding GO,
       School District # 2, FSA
       5.000%, 07/31/12               290           290
     Kootenai, School District #273
       GO, AMBAC
       5.000%, 07/30/17               170           163
     Lewis-Clark State College,
       College Facilities RB, MBIA
       5.200%, 04/01/17               250           245
     Madison GO, FSA
       5.400%, 08/01/15               420           423
     Madison, Memorial Hospital Board
       COP, Asset Guaranty
       5.000%, 12/01/18               250           227
     McCall, Water RB, Parity
       Lien, FSA
       5.750%, 03/01/07               215           226
       5.850%, 03/01/16               500           512
     Meridian, Free Library
       District GO, FSA
       5.000%, 08/01/15               290           283
     Nez Perce, Pollution Control RB,
       Potlatch Corporation Project
       6.000%, 10/01/24             1,000           945
     Oneida, School District # 351
       GO, MBIA
       5.000%, 07/31/15               375           364
     Payette, School District # 372
       GO, AMBAC
       6.250%, 07/30/10               365           407

                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 2000 (UNAUDITED)
STATEMENT OF NET ASSETS
IDAHO MUNICIPAL BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
                                     FACE        MARKET
DESCRIPTION                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   IDAHO -- (CONTINUED)
     Payette, School District # 372 GO,
       Asset Guaranty,
       Pre-refunded @ 100 (A)
       6.750%, 07/31/03            $  100      $    106
     Southern Idaho Regional
       Solid Waste Project COP LOC
       5.450%, 11/01/13               500           506
     Teton, School District
       # 401 GO, FSA
       5.500%, 08/01/10               400           415
     Twin Falls & Cassia, Joint
       School District
       # 418 GO, MBIA
       5.450%, 08/01/15               145           146
     Twin Falls, School
       District # 413
       GO, Cl A, AMBAC
       5.250%, 07/30/13               400           403
       5.250%, 07/30/14               420           422
     Twin Falls, School
       District # 415
       GO, Asset Guaranty
       5.500%, 08/01/15               195           195
     University of Idaho,
       Student Fee
       RB, FSA
       5.850%, 04/01/11               200           209
     University of Idaho, Student
       Fee RB, Kibbie & Enroll
       Project, Series D, FSA
       6.000%, 04/01/26               500           511
     University of Idaho, Student Fee
       RB, University Commons
       Project, MBIA
       5.650%, 04/01/22               500           507
                                               --------
                                                 28,604
                                               --------
   PUERTO RICO -- 6.6%
     Puerto Rico Commonwealth Highway
       & Transportation Authority
       Highway RB, Series Z, FSA
       6.250%, 07/01/16               735           823
     Puerto Rico Commonwealth
       Highway
       & Transportation Authority
       Highway RB, Series Z, MBIA
       6.250%, 07/01/13               400           446

--------------------------------------------------------------------------------
                                  SHARES/FACE    MARKET
DESCRIPTION                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
     Puerto Rico Commonwealth Highway
       & Transportation Authority
       Highway RB, Series Y, FSA
       6.250%, 07/01/14             $ 500      $    558
     Puerto Rico Commonwealth
       Highway & Transportation
       Authority Highway
       RB, Series Y, MBIA
       5.500%, 07/01/26               250           249
                                               --------
                                                  2,076
                                               --------
TOTAL MUNICIPAL BONDS
   (Cost $31,352)                                30,680
                                               --------


CASH EQUIVALENT -- 0.9%
     SEI Tax-Exempt Trust
       Institutional
       Tax-Free Fund              294,979           295
                                               --------
TOTAL CASH EQUIVALENT
   (Cost $295)                                      295
                                               --------
TOTAL INVESTMENTS -- 98.8%
   (Cost $31,647)                                30,975
                                               --------
OTHER ASSETS AND LIABILITIES, NET -- 1.2%           361
                                               --------

                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           THE ACHIEVEMENT FUNDS

--------------------------------------------------------------------------------

                                                  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par
   value) based on 2,106,436 outstanding
   shares of beneficial interest                   $ 21,692
Portfolio Shares of Retail Class A
   (unlimited authorization -- no par value)
   based on 793,530 outstanding shares of
   beneficial interest                                8,480
Portfolio Shares of Retail Class B
   (unlimited authorization -- no par value)
   based on 161,458 outstanding shares of
   beneficial interest                                1,798
Distributions in excess of net
   investment income                                     (9)
Accumulated net realized gain on investments             47
Net unrealized depreciation on investments             (672)
                                                   --------
TOTAL NET ASSETS -- 100.0%                         $ 31,336
                                                   ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS            $10.23
                                                   ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS A                 $10.25
                                                   ========
MAXIMUM OFFERING PRICE PER SHARE --
   RETAIL CLASS A ($10.25 / 96%)                     $10.68
                                                   ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS B                 $10.26
                                                   ========

--------------------------------------------------------------------------------
(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE STATEMENT OF NET ASSETS.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT -- ALTERNATIVE MINIMUM TAX
COP -- CERTIFICATE OF PARTICIPATION
ETM-- ESCROWED TO MATURITY
FGIC -- FEDERAL GUARANTY INSURANCE COMPANY
FHA -- FEDERAL HOUSING AUTHORITY
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
LOC -- LETTER OF CREDIT
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB  -- REVENUE BOND
TA -- TAX ALLOCATION



--------------------------------------------------------------------------------
MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

[PIE CHART OMITTED--PLOT POINTS AS FOLLOWS]

General Obligations              7.9%
Revenue Bonds                   89.1%
Tax Allocation                   0.8%
Cash Equivalent                  2.2%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------
                                    FACE        MARKET
DESCRIPTION                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 96.8%
   ALABAMA -- 0.2%
     Alabama State Housing Finance
       Authority RB, Collateral Home
       Mortgage Project, Series B,
       AMT,GNMA/FNMA/FHLMC
       6.100%, 10/01/20            $  100      $    100
                                               --------
   ALASKA -- 6.3%
     Alaska State Housing Finance RB,
       General Meeting, Series A,
       MBIA, GOC
       6.100%, 12/01/37               370           372
     Alaska State Housing Finance RB,
       Housing Development,
       Series A, GOC
       5.700%, 12/01/29               500           479
     Alaska State Housing Finance RB,
       Veterans Mortgage Project,
       1st Series,
       GNMA/FNMA/FHLMC
       5.400%, 12/01/23               275           258
     Alaska State Student
       Loan RB, Series A,
       AMBAC, GOC, AMT
       5.750%, 07/01/14               400           400
     Valdez, Marine Terminal RB, BP
       Pipelines Project, Series A
       5.850%, 08/01/25             1,000           984


                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 2000 (UNAUDITED)
STATEMENT OF NET ASSETS
MUNICIPAL BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   ALASKA -- (CONTINUED)
     Valdez, Marine Terminal RB, BP
       Pipelines Project, Series B
       5.500%, 10/01/28            $1,000      $    935
     Valdez, Marine Terminal
       RB, Mobil Alaska
       Pipeline Project
       5.750%, 11/01/28             1,000           974
                                               --------
                                                  4,402
                                               --------
   ARIZONA -- 1.2%
     Maricopa, Elementary School
       District # 068 GO, School
       Improvement Project, AMBAC
       5.100%, 07/01/11               500           502
     Maricopa, Industrial Development
       Authority RB, Catholic Healthcare
       West Project, Series A
       5.000%, 07/01/16               400           331
                                               --------
                                                    833
                                               --------
   ARKANSAS -- 0.7%
     Independence, Pollution Control RB,
       Power & Light Project
       6.250%, 01/01/21               500           494
                                               --------
   CALIFORNIA -- 3.1%
     California State Tri-City Hospital
       District RB, Series A, MBIA
       5.625%, 02/15/17               500           505
     Los Angeles, Wastewater System
       RB, Series A, MBIA
       5.875%, 06/01/24               160           162
     Northern California Power Agency
       RB, Public Power Project, AMBAC,
       Pre-refunded @ 100 (A)
       7.500%, 07/01/21               720           888
     Sacramento, Municipal Utility District
       RB, Series E, MBIA
       5.750%, 05/15/22               130           131
     San Francisco, Airport Improvement
       RB, United Airlines, ETM
       8.000%, 07/01/13               280           336
     San Francisco, City & County
       RB, Series A, GNMA
       7.125%, 10/01/16               120           124
                                               --------
                                                  2,146
                                               --------


--------------------------------------------------------------------------------
                                      FACE      MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   COLORADO -- 3.2%
     Colorado State Board of Agriculture
       RB, University of Southern
       Colorado Sports Project
       8.250%, 05/01/03            $  100      $    101
     Colorado State Educational &
       Cultural Facilities
       Authority RB, Core
       Knowledge Project
       7.000%, 11/01/29               200           199
     Denver, City & County Airport
       RB, Series E, MBIA
       5.500%, 11/15/25               500           487
     Denver, City & County RB,
       The Boston Lofts Project,
       Series A, FHA, AMT
       5.750%, 10/01/27               500           482
     Denver, City & County School
       District # 1 GO, FGIC
       5.250%, 12/01/17               500           486
     Summit, Sports Facilities RB,
       Keystone Resorts Project
       7.375%, 09/01/10               420           469
                                               --------
                                                  2,224
                                               --------
   CONNECTICUT -- 1.1%
     Connecticut State Health &
       Educational Facilities
       Authority RB, New Britain
       General Hospital, Series B,
       AMBAC, GOI
       6.000%, 07/01/24               115           117
     Connecticut State Health &
       Educational Facilities
       Authority RB, Trinity
       College Project,
       Series E, MBIA
       5.875%, 07/01/26               155           157
     Waterbury, Housing
       Authority RB, Section 8
       Project, Series A, GNMA
       5.850%, 02/01/37               500           494
                                               --------
                                                    768
                                               --------
   FLORIDA -- 1.6%
     Boynton Beach, Multi-Family
       Housing RB, Clipper Cove
       Apartments
       6.450%, 01/01/27               505           521
     Florida State Housing
       Finance Agency RB, Glen Oaks
       Apartment Project,
       FNMA, AMT
       5.900%, 02/01/30               500           492



                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           THE ACHIEVEMENT FUNDS

--------------------------------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   FLORIDA -- (CONTINUED)
     Florida State University Housing
       Facility RB, MBIA
       5.875%, 05/01/14            $  100      $    103
                                               --------
                                                  1,116
                                               --------
   GEORGIA -- 5.3%
     Atlanta, Airport Authority RB,
       Series A, FGIC
       5.600%, 01/01/30             1,000           987
     Atlanta, Water & Wastewater
       Authority RB, Series A, FGIC
       5.500%, 11/01/22             1,000           990
     Fulton, Housing Authority RB,
       Multi-Family Housing,
       Concorde Place Apartments
       Project, Series C,
       AMT, Pre-refunded @ 100 (A)
       6.900%, 07/01/08               500           564
     Georgia State Housing & Finance
       Authority RB, Homeownership
       Opportunity Program, Series C,
       FHA, GOA
       6.500%, 12/01/11               265           276
     Georgia State Housing & Finance
       Authority RB, Single Family
       Mortgage, Subseries B2, AMT
       5.850%, 12/01/28               485           474
     Smyra, Hospital Authority RB,
       Ridgeview Institute Project
       6.000%, 11/01/28               500           406
                                               --------
                                                  3,697
                                               --------
   HAWAII -- 0.7%
     Hawaii State Housing Finance &
       Development RB, Series A,
       FNMA, AMT
       5.750%, 07/01/30               500           479
                                               --------
   IDAHO -- 1.4%
     Idaho State Health Facilities
       Authority RB, Bannock Regional
       Medical Center Project
       6.125%, 05/01/25               465           423
     Nez Perce, Pollution Control RB,
       Potlatch Corporation Project
       6.000%, 10/01/24               545           515
                                               --------
                                                    938
                                               --------

--------------------------------------------------------------------------------
                                    FACE        MARKET
DESCRIPTION                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   ILLINOIS -- 8.1%
     Bryant, Pollution Control RB,
       Central Illinois Light Project
       5.900%, 08/01/23            $1,000         $ 950
     Chicago, Board of Education GO,
       School Reform Board,
       Series A, FGIC
       5.500%, 12/01/26               500           483
     Chicago, Multi-Family Housing RB,
       Bryne Mawr/Belle Project,
       GNMA, AMT
       6.125%, 06/01/39               500           507
     Illinois State Health Facilities
       Authority RB, Holy Cross
       Hospital Project, GOH
       6.250%, 03/01/04               520           522
     Illinois State Housing Development
       Authority RB, Multi-Family
       Housing, HUD
       7.000%, 07/01/17               235           236
     Illinois State, Sales Tax RB, Series P
       6.500%, 06/15/22             1,255         1,368
     Jackson and Williamson GO, AMBAC
       6.250%, 12/01/15               500           531
     Rockford, Mortgage Authority RB,
       Faust Landmark Apartments,
       Series A, MBIA, AMT, HUD
       6.750%, 01/01/18             1,000         1,059
                                               --------
                                                  5,656
                                               --------
   INDIANA -- 1.7%
     Hammod, Multi-School Building RB,
       First Mortgage Project,
       State Aid Withholding
       6.125%, 07/15/19               720           741
     Indiana State Toll Financial
       Authority RB
       6.000%, 07/01/13                25            25
     Indianapolis, Local Public Improvement
       RB, Series B
       6.000%, 01/10/20               290           306
     Petersburg, Pollution Control RB,
       Indianapolis Power & Light Project
       6.625%, 12/01/24               105           107
                                               --------
                                                  1,179
                                               --------


                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 2000 (UNAUDITED)
STATEMENT OF NET ASSETS
MUNICIPAL BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
                                     FACE        MARKET
DESCRIPTION                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   IOWA -- 2.4%
     Iowa City, Sewer RB, MBIA
       5.750%, 07/01/21            $1,000      $  1,006
     Iowa State Finance
       Authority RB,
       Series F, GNMA/FNMA
       5.700%, 01/01/27               475           464
     Iowa State Hospital
       Facility RB, Sisters
       of Mercy Health Project,
       Series N, FSA
       6.250%, 02/15/22               200           204
                                               --------
                                                  1,674
                                               --------
   KENTUCKY -- 0.6%
     Kentucky State Economic
       Development Finance RB,
       Appalachian Hospital System
       5.875%, 10/01/22               500           338
     University of Louisville,
       Consolidated Educational
       Building, School Board
       Guaranty RB, Series H
       5.875%, 05/01/11               100           103
                                               --------
                                                    441
                                               --------
   LOUISIANA -- 1.3%
     Louisiana State, Stadium &
       Exposition  District RB,
       Series B, FGIC
       5.000%, 07/01/26             1,000           890
                                               --------
   MAINE -- 1.4%
     Maine State Housing
       Authority RB,
       Series D2, AMT
       5.900%, 11/15/25             1,000           984
                                               --------
   MASSACHUSETTS -- 0.9%
     Massachusetts State Health &
       Education Authority RB,
       Melrose-Wakefield Hospital,
       Series B, GOH, ETM
       5.875%, 07/01/18               200           208
     Massachusetts State Water
       Pollution Authority RB,
       MWRA Project, Subseries A
       6.000%, 08/01/23               400           410
                                               --------
                                                    618
                                               --------

--------------------------------------------------------------------------------
                                    FACE        MARKET
DESCRIPTION                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   MINNESOTA -- 0.7%
     Minneapolis & St. Paul, Housing &
       Redevelopment Authority RB,
       Group Health Plan Project
       6.900%, 10/15/22            $  500      $    503
                                               --------
   MISSOURI -- 0.9%
     Boone, Public Water Supply RB,
       District # 07
       5.500%, 05/01/29               500           450
     Springfield, Public Building
       Leasehold RB, Parks Department
       Improvement Project, FSA
       5.900%, 11/01/14               200           209
                                               --------
                                                    659
                                               --------
   NEBRASKA -- 0.2%
     Lincoln-Lancaster,
       Public Building
       Commission RB,
       Tax Supported
       Lease Rental, GOC
       6.000%, 10/15/26               150           153
                                               --------
   NEVADA -- 0.7%
     Nevada State Housing
       Division RB, Single
       Family Program,
       Series C-1, FHA
       6.500%, 10/01/16               180           185
     Nevada State Housing
       Division RB, Multi-Unit
       Housing, Saratoga Palms,
       AMT, FNMA
       6.250%, 10/01/16               280           286
                                               --------
                                                    471
                                               --------
   NEW HAMPSHIRE -- 1.5%
     New Hampshire State Higher
       Educational & Health
        Facilities Authority RB,
       Androscoggin Valley Hospital
       5.800%, 11/01/27             1,170         1,052
                                               --------
   NEW JERSEY -- 0.2%
     New Jersey State Health
       Care Facility
       Financing Authority RB,
       Raritan Bay Center
       7.250%, 07/01/27               140           124
                                               --------

                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           THE ACHIEVEMENT FUNDS

--------------------------------------------------------------------------------
                                     FACE        MARKET
DESCRIPTION                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   NEW MEXICO -- 1.1%
     Carlsbad, Multi-Family
       Housing RB,
       Colonial Hillcrest
       7.375%, 08/01/27            $  375           368
     Southeastern New Mexico
       Affordable Housing RB,
       Casa Hermosa Apartments
       7.250%, 12/01/27               430           399
                                               --------
                                                    767
                                               --------
   NEW YORK -- 5.2%
     New York State Dormitory
       Authority RB, Menorah
       Campus, FHA
       6.100%, 02/01/37             1,000         1,006
     New York State Local
       Government Assistance RB,
       Series A, GOC
       6.000%, 04/01/24               280           286
     New York State Medical
       Care Facilities
       RB, Series E, MBIA,
       Pre-refunded @ 102 (A)
       6.500%, 08/15/04               100           109
     New York State Metropolitan
       Transportation Authority RB,
       Series C1
       5.625%, 07/01/27             1,000           971
     New York State Unrefunded
       Balance GO, Series E
       6.000%, 08/01/26               270           274
     Newark-Wayne, Community
       Hospital RB, Series A, GOH
       7.600%, 09/01/15               485           493
     United Nations Development RB,
       Series B, GOC
       5.600%, 07/01/26               500           482
                                               --------
                                                  3,621
                                               --------
   NORTH CAROLINA -- 3.3%
     North Carolina State Eastern
       Municipal Power Agency RB,
       Series A, ETM
       4.000%, 01/01/18               375           313
     North Carolina State
       Eastern Municipal
       Power Agency RB, Series A,
       Pre-refunded @ 100 (A)
       6.000%, 01/01/22             1,000         1,059
     North Carolina State
      Medical Care
       Commission RB, Firsthealth
       of the Carolinas
       4.750%, 10/01/26               500           414

--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   NORTH CAROLINA -- (CONTINUED)
     North Carolina State Municipal
       Power Agency RB, Series B
       6.000%, 01/01/20            $  500      $    487
                                               --------
                                                  2,273
                                               --------
   NORTH DAKOTA -- 1.2%
     Fargo, Multi-Family Housing RB
       7.125%, 02/01/26               255           237
     North Dakota State
       Housing Finance
       Agency RB,
       Home Mortgage,
       Series C, AMT
       5.950%, 07/01/17               260           262
       6.100%, 07/01/28               335           335
                                               --------
                                                    834
                                               --------
   OHIO -- 4.5%
     Butler, Hospital Facilities RB,
       Middletown Hospital
       5.000%, 11/15/28               500           398
     Erie, Franciscan Service RB,
       Providence Hospital
       6.000%, 01/01/13             1,000           986
     Johnstown, Waterworks
       System RB
       6.000%, 12/01/17               250           242
     Mason, Tax Increment
       Financing Authority,
       J. W. Harris
       Development Ltd.
       Project, LOC
       5.300%, 12/01/18               600           541
     Montgomery, Special
       Assessment GO, Montgomery
       Woods Project
       6.000%, 12/01/17                76            77
     Oak Hills, Local School
       District GO,
       Series A
       5.700%, 12/01/25               500           495
     Perrysburg, School
       District GO, Exempt
       Village School District
       5.350%, 12/01/25               400           378
                                               --------
                                                  3,117
                                               --------
   OREGON -- 1.4%
     Lane, School District # 52,
       School Board Guaranty GO
       5.625%, 06/15/20               500           501
     Oregon State Economic
       Development RB, Pacific
       Corporation Project,
       Series 183, AMT
       5.700%, 12/01/25               500           442
                                               --------
                                                    943
                                               --------


                                                                    (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 2000 (UNAUDITED)
STATEMENT OF NET ASSETS
MUNICIPAL BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   PENNSYLVANIA -- 7.6%
     Allegheny, Hospital
       Development  Authority RB,
       St. Francis Medical
       Center Project
       5.750%, 05/15/17            $  500      $    413
     Allentown, Hospital
       Authority RB, Sacred Heart
       Hospital of Allentown
       6.750%, 11/15/14               500           493
     Dauphin, General Authority
       Office RB, Office &
       Packaging Project, Series A
       6.000%, 01/15/25               500           446
     Delaware, Hospital
       Authority RB, Crozer-Chester
       Medical Center
       6.000%, 12/15/20               500           431
     Pennsylvania State GO
       9.000%, 10/01/00               100           101
     Pennsylvania State Housing
       Finance Agency RB,
       Single Family Mortgage,
       Series 39B, AMT
       6.875%, 10/01/24               750           778
     Pennsylvania State Housing
       Finance  Agency RB, Single
       Family Mortgage,
       Series 59A, GOA, AMT
       5.800%, 10/01/29             1,250         1,214
     Scranton-Lackawanna, Health &
       Welfare Authority RB, Moses
       Taylor Hospital Project
       6.250%, 07/01/20               500           431
     Warren, Hospital Authority RB,
       Warren General
       Hospital Project,
       Series A, GOH
       6.900%, 04/01/11               500           504
     Washington, Hospital
       Authority RB, Canonsburg
       General Hospital Project,
       Pre-refunded @ 102 (A)
       7.350%, 06/01/03               500           499
                                               --------
                                                  5,310
                                               --------
   RHODE ISLAND -- 2.1%
     Rhode Island Depositors Economic
       Protection Corporation, Special
       Obligation RB, Series A, ETM
       6.375%, 08/01/22               325           357
     Rhode Island State, Convention
       Center  Authority RB,
       Series A, AMBAC
       5.750%, 05/15/20               150           151
     Rhode Island State Housing &
       Mortgage Finance RB,
       Series 23, AMT
       5.950%, 04/01/29             1,000           986
                                               --------
                                                  1,494
                                               --------

--------------------------------------------------------------------------------
                                      FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

   SOUTH CAROLINA -- 1.5%
     South Carolina State
       Connector 2000
       Association RB,
       Toll Road Project, (B)
       0.000%, 01/01/31            $  500      $     49
     University of South
       Carolina RB, MBIA
       5.750%, 06/01/26             1,000         1,003
                                               --------
                                                  1,052
                                               --------
   SOUTH DAKOTA -- 0.7%
     South Dakota State Health &
       Education Facilities RB,
       Huron Regional
       Medical Center
       7.250%, 04/01/20               500           508
                                               --------
   TENNESSEE-- 0.7%
     Nashville & Davidson
       Counties, Health & Education
       Facility RB, Open Arms
       Development Center
       5.000%, 08/01/12               500           474
                                               --------
   TEXAS -- 3.4%
     Beaumont, Multi-Family
       Housing RB, Park Shadows
       Project, FNMA
       6.450%, 06/15/22               500           506
     Carroll, Independent School
       District GO, PSFG
       6.750%, 08/15/20               325           371
     Denison, Hospital Authority RB,
       Texoma Medical Center Project
       6.125%, 08/15/17               700           586
     Harris County, Industrial
       Development  RB,
       Gatx Terminals Project
       6.950%, 02/01/22               500           516
     Socorro, Independent
       School District GO
       5.750%, 02/15/21               200           210
     Texarkana, Health
       Facilities RB, Wadley
       Regional Medical Center,
       Series B, MBIA
       6.000%, 10/01/17               160           168
                                               --------
                                                  2,357
                                               --------
   UTAH -- 3.5%
     Provo City, Housing
       Authority RB, Lookout
       Pointe Apartments, GNMA
       5.800%, 07/20/22               500           492
     Salt Lake City, Metropolitan
       Water Division RB, FGIC
       4.100%, 08/01/04               275           247


                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           THE ACHIEVEMENT FUNDS

--------------------------------------------------------------------------------
                                     FACE        MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   UTAH -- (CONTINUED)
     Salt Lake County, College
       Resources RB, Westminster
       College Project
       5.750%, 10/01/27            $  410      $    383
     Utah State Building Ownership
       Authority Lease RB, Student
       Facilities MasterLease,
       Series C, FSA
       5.500%, 05/15/19               250           250
     Utah State Housing Finance
       Agency RB, Single Family
       Mortgage, FHA
       6.800%, 01/01/12                75            78
     Weber County, Municipal
       Building Authority RB, MBIA
       5.750%, 12/15/19             1,000         1,004
                                               --------
                                                  2,454
                                               --------
   VERMONT -- 1.9%
     Vermont State Housing
       Finance Agency
       RB, Series 9, MBIA, AMT
       6.000%, 05/01/37               365           364
     Vermont State Student
       Assistance Financing RB,
       Series B, FSA, AMT
       6.700%, 12/15/12               900           946
                                               --------
                                                  1,310
                                               --------
   VIRGINIA -- 1.4%
     Chesapeake Bay Bridge and Tunnel
       Commission RB, General
       Resolution, MBIA
       5.500%, 07/01/25             1,000           995
                                               --------
   WASHINGTON -- 5.6%
     Clark County, School
       District # 98
       GO, MBIA
       6.150%, 12/01/15               500           528
     King County GO, MBIA
       6.125%, 01/01/33               110           112
     Pilchuck, State Development RB,
       Tramco Project, AMT
       6.000%, 08/01/23               820           781
     Seattle, Low Income Housing
       Assistance Authority RB,
       Kin On Project, GNMA
       7.400%, 11/20/36             1,000         1,111
     Seattle, Water Systems RB,
       Series B, FGIC
       6.000%, 07/01/29               500           509

--------------------------------------------------------------------------------
                                     FACE       MARKET
DESCRIPTION                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
     Snohomish County, Public
       Utility RB,  District
       # 001, FGIC
       6.000%, 01/01/18            $  220      $    223
     Stevens County, Water
       Power RB,
       Kettle Project
       6.000%, 12/01/23               110           105
     Washington State GO,
       Series B & At-7
       6.400%, 06/01/17               250           276
     Washington State Housing
       Finance RB, Seattle
       University Auxiliary
       Services Project, LOC
       5.300%, 07/01/31               250           226
                                               --------
                                                  3,871
                                               --------
   WEST VIRGINIA -- 0.2%
     West Virginia State Hospital
       Financing Authority RB,
       Fairmont General Hospital, GOH
       6.750%, 03/01/14               140           138
                                               --------
   WISCONSIN -- 2.5%
     Wisconsin State GO,
       Series D, AMT
       5.800%, 05/01/20               145           145
     Wisconsin State Health &
       Education  Facilities RB,
       Franciscan Skemp
       Medical Center
       6.125%, 11/15/15             1,000         1,034
     Wisconsin State Housing &
       Economic Development RB,
       Series A, GOA
       6.000%, 09/01/15               550           558
                                               --------
                                                  1,737
                                               --------
   WYOMING -- 3.6%
     Jackson, National Rural
       Utilities RB, Lower Valley
       Power & Light,
       Series B, AMT
       5.875%, 05/01/26               500           488
     Teton County, Hospital
       District RB
       5.800%, 12/01/17               600           593
     Wyoming State Community
       Development Authority RB,
       Series 4, AMT
       5.850%, 06/01/28               420           409
     Wyoming State Community
       Development Authority RB,
       Series A, FHA
       6.000%, 06/01/23             1,000         1,003
                                               --------
                                                  2,493
                                               --------
TOTAL MUNICIPAL BONDS
   (Cost $70,331)                                67,349
                                               --------


                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 2000 (UNAUDITED)
STATEMENT OF NET ASSETS
MUNICIPAL BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
                                                MARKET
DESCRIPTION                      SHARES       VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 2.2%
     SEI Tax-Exempt Trust
     Institutional
       Tax-Free Fund            1,516,784      $  1,517
                                               --------
TOTAL CASH EQUIVALENT
   (Cost $1,517)                                  1,517
                                               --------
TOTAL INVESTMENTS -- 99.0%
   (Cost $71,848)                                68,866
                                               --------
OTHER ASSETS AND LIABILITIES, NET -- 1.0%           707
                                               --------

NET ASSETS:
Portfolio Shares of Institutional Class
  (unlimited authorization -- no par
   value) based on 6,576,987 outstanding
   shares of beneficial interest                 66,254
Portfolio Shares of Retail Class A
   (unlimited authorization -- no par value)
   based on 464,212 outstanding shares of
   beneficial interest                            4,691
Portfolio Shares of Retail Class B
   (unlimited authorization -- no par value)
   based on 221,154 outstanding shares of
   beneficial interest                            2,324
Accumulated net realized loss on investments       (714)
Net unrealized depreciation on investments       (2,982)
                                               --------
TOTAL NET ASSETS -- 100.0%                     $ 69,573
                                               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS         $9.58
                                               ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS A              $9.58
                                               ========
MAXIMUM OFFERING PRICE PER SHARE --
   RETAIL CLASS A ($9.58 / 96%)                   $9.98
                                               ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS B              $9.58
                                               ========

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE STATEMENT OF NET ASSETS.
(B) ZERO COUPON SECURITY
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT -- ALTERNATIVE MINIMUM TAX
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FHA -- FEDERAL HOUSING AUTHORITY
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSURANCE
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
GOA -- GENERAL OBLIGATION OF AUTHORITY
GOC -- GENERAL OBLIGATION OF CORPORATION
GOH -- GENERAL OBLIGATION OF HOSPITAL
GOI -- GENERAL OBLIGATION OF INSTITUTION
HUD -- DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT
LTD.-- LIMITED
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       THIS PAGE INTENTIONALLY LEFT BLANK

JULY 31, 2000 (UNAUDITED)                                  THE ACHIEVEMENT FUNDS
STATEMENT OF ASSETS AND LIABILITIES (000)
--------------------------------------------------------------------------------
                                                         SHORT
                                                          TERM
                                                          BOND
                                                          FUND
                                                        =======
ASSETS:
   Investments (Cost $28,596)                           $28,170
   Cash                                                     988
   Accrued Income                                           437
   Capital Shares Sold                                      311
   Other Receivables                                         18
   Other Assets                                              47
                                                        -------
      Total Assets                                       29,971
                                                        -------
LIABILITIES:
   Income Distribution Payable                              135
   Investment Securities Purchased                        1,014
   Capital Shares Redeemed                                    9
   Accrued Expenses                                          83
   Other Payables                                            18
                                                        -------
      Total Liabilities                                   1,259
                                                        -------
  Net Assets                                            $28,712
                                                        =======
NET ASSETS:
   Portfolio Shares of Institutional Class
      (unlimited authorization -- no par
      value) based on 2,905,483 outstanding
      shares of beneficial interest                      31,495
   Portfolio Shares of Retail Class A
      (unlimited authorization -- no
      par value) based on 18,569
      outstanding shares of beneficial
      interest                                              188
   Accumulated Net Realized Loss
      on Investments                                     (2,545)
   Net Unrealized Depreciation of
      Investments                                          (426)
                                                        -------
  Total Net Assets                                      $28,712
                                                        =======
   Net Asset Value, Offering and
      Redemption Price Per Share --
      Institutional Class                               $  9.82
                                                        =======
   Net Asset Value and Redemption
      Price Per Share -- Retail Class A                 $  9.81
                                                        =======
   Maximum Offering Price Per Share --
      Retail Class A ($9.81 / 98.5%)                    $  9.96
                                                        =======


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FOR THE SIX MONTH PERIOD ENDED JULY 31, 2000 (UNAUDITED)   THE ACHIEVEMENT FUNDS
STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------

                                                                                    SHORT     IDAHO
                                                                    INTERMEDIATE    TERM    MUNICIPAL    MUNICIPAL
                                            EQUITY      BALANCED      TERM BOND     BOND      BOND         BOND
                                             FUND         FUND          FUND        FUND      FUND         FUND
                                            ======      ========    ============    =====   =========    =========
INCOME:
   Dividend Income                         $ 1,185      $   594       $    --      $   --    $    --      $    --
   Interest Income                             166        2,275         5,274         930        855        2,084
                                           -------      -------       -------      ------    -------      -------
      Total Income                           1,351        2,869         5,274         930        855        2,084
                                           -------      -------       -------      ------    -------      -------
EXPENSES:
   Investment Advisory Fees                  1,170          807           471          89         94          207
   Less: Waiver of Investment
      Advisory Fees                           (198)        (171)         (145)        (53)        (8)         (69)
   Administrative Fees                         316          218           157          30         31           69
   Less: Waiver of Administrative Fees          --           --            --          --        (36)          --
   Custodian/Transfer Agent Fees                29           29            28          24         24           25
   Professional Fees                            25           27            18           3          4            7
   Pricing Fees                                  6            4             4           1          1            2
   Registration & Filing Fees                   40           37            29           8          2            7
   Printing Fees                                25           22            19           7          4            5
   Trustee Fees                                  9            7             7           2          1            4
   Distribution Fees - Retail A                 17            5             2          --         10            6
   Distribution Service Fees - Retail B         15           10            --          --          8            9
   Interest and Other Expenses                   1            1             1          --         --           --
   Amortization of Deferred
      Organizational Costs                      --           --            --          --         --            2
                                           -------      -------       -------      ------    -------      -------
   Total Expenses                            1,455          996           591         111        135          274
                                           -------      -------       -------      ------    -------      -------
   Net Investment Income (Loss)               (104)       1,873         4,683         819        720        1,810
                                           -------      -------       -------      ------    -------      -------
   Net Realized Gain (Loss) on
      Investments                           13,164       11,547          (542)        (84)       (24)        (498)
   Net Change in Unrealized
      Appreciation of Investments           11,845        1,049         2,600         213      1,298        3,351
                                           -------      -------       -------      ------    -------      -------
   Net Realized and Unrealized Gain
      on Investments                        25,009       12,596         2,058         129      1,274        2,853
                                           -------      -------       -------      ------    -------      -------
   Increase  in Net Assets Resulting
      from Operations                      $24,905      $14,469       $ 6,741      $  948    $ 1,994      $ 4,663
                                           =======      =======       =======      ======    =======      =======

    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FOR THE SIX MONTH PERIOD ENDED JULY 31, 2000 (UNAUDITED) AND THE YEAR ENDED
JANUARY 31, 2000                                           THE ACHIEVEMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------


                                                                      EQUITY                      BALANCED
                                                                       FUND                         FUND
                                                             =======================       =====================
                                                              2/1/00        2/1/99          2/1/00      2/1/99
                                                                TO            TO              TO          TO
                                                              7/31/00       1/31/00         7/31/00     1/31/00
                                                             ---------     ---------       ---------   ---------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                              $   (104)     $    (52)       $  1,873    $  4,031
   Net Realized Gain (Loss) on Investments                     13,164        34,174          11,547      16,943
   Net Change in Unrealized
      Appreciation (Depreciation) of Investments               11,845        (5,477)          1,049      (7,944)
                                                             --------      --------        --------    --------
Increase (Decrease) in Net Assets
   Resulting From Operations                                   24,905        28,645          14,469      13,030
                                                             --------      --------        --------    --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
      Institutional Class                                          --            --          (2,090)     (3,893)
      Retail Class A                                               --            --             (33)        (66)
      Retail Class B                                               --            --             (10)        (15)
   Capital Gains:
      Institutional Class                                          --       (22,333)             --     (10,917)
      Retail Class A                                               --        (1,024)             --        (209)
      Retail Class B                                               --          (223)             --        (107)
                                                             --------      --------        --------    --------
Total Distributions                                                --       (23,580)         (2,133)    (15,207)
                                                             --------      --------        --------    --------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
      Proceeds from Shares Issued                              22,553        53,201           3,461      10,018
      Reinvestment in Lieu of Cash Distributions                   --         6,462           2,084      14,758
      Cost of Shares Redeemed                                 (21,521)      (52,486)        (21,538)    (24,348)
                                                             --------      --------        --------    --------
Total Institutional Class Transactions                          1,032         7,177         (15,993)        428
                                                             --------      --------        --------    --------
   Retail Class A:
      Proceeds from Shares Issued                                 292         1,995             114         561
      Reinvestment in Lieu of Cash Distributions                   --         1,018              32         270
      Cost of Shares Redeemed                                  (1,089)       (2,327)           (890)     (1,086)
                                                             --------      --------        --------    --------
Total Retail Class A Transactions                                (797)          686            (744)       (255)
                                                             --------      --------        --------    --------
   Retail Class B:
      Proceeds from Shares Issued                                 214         1,161              29         865
      Reinvestment in Lieu of Cash Distributions                   --           204               9         118
      Cost of Shares Redeemed                                    (420)         (615)           (191)       (391)
                                                             --------      --------        --------    --------
Total Retail Class B Transactions                                (206)          750            (153)        592
                                                             --------      --------        --------    --------
Net Increase (Decrease) in Net
   Assets from Share Transactions                                  29         8,613         (16,890)        765
                                                             --------      --------        --------    --------
Total Increase (Decrease) in Net Assets                        24,934        13,678          (4,554)     (1,412)
NET ASSETS:
   Beginning of Period                                        298,324       284,646         219,347     220,759
                                                             --------      --------        --------    --------
   End of Period                                             $323,258      $298,324        $214,793    $219,347
                                                             ========      ========        ========    ========
SHARES ISSUED AND REDEEMED:
   Institutional Class:
      Shares Issued                                             1,158         2,875             240         711
      Shares Issued in Lieu of Cash Distributions                  --           346             144       1,042
      Shares Redeemed                                          (1,105)       (2,815)         (1,493)     (1,727)
                                                             --------      --------        --------    --------
Total Institutional Class Share Transactions                       53           406          (1,109)         26
                                                             --------      --------        --------    --------
   Retail Class A:
      Shares Issued                                                15           110               8          40
      Shares Issued in Lieu of Cash Distributions                  --            55               2          19
      Shares Redeemed                                             (56)         (125)            (60)        (77)
                                                             --------      --------        --------    --------
Total Retail Class A Share Transactions                           (41)           40             (50)        (18)
                                                             --------      --------        --------    --------
   Retail Class B:
      Shares Issued                                                12            64               2          62
      Shares Issued in Lieu of Cash Distributions                  --            11               1           8
      Shares Redeemed                                             (22)          (33)            (13)        (28)
                                                             --------      --------        --------    --------
Total Retail Class B Share Transactions                           (10)           42             (10)         42
                                                             --------      --------        --------    --------
Net Increase (Decrease) in Share Transactions                       2           488          (1,169)         50
                                                             ========      ========        ========    ========


 AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                           THE ACHIEVEMENT FUNDS
-------------------------------------------------------------------------------------------------------------------


                                                                   INTERMEDIATE                   SHORT TERM
                                                                  TERM BOND FUND                   BOND FUND
                                                             =======================        =======================
                                                              2/1/00        2/1/99           2/1/00        2/1/99
                                                                TO            TO               TO            TO
                                                              7/31/00       1/31/00          7/31/00       1/31/00
                                                             ---------    ----------        ---------    ----------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                              $   4,683    $   9,568         $    819      $  1,888
   Net Realized Gain (Loss) on Investments                        (542)        (686)             (84)          (96)
   Net Change in Unrealized
      Appreciation (Depreciation) of Investments                 2,600      (13,228)             213          (740)
                                                             ---------    ---------         --------      --------
Increase (Decrease) in Net Assets
   Resulting From Operations                                     6,741       (4,346)             948         1,052
                                                             ---------    ---------         --------      --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
      Institutional Class                                       (4,650)      (9,489)            (814)       (1,880)
      Retail Class A                                               (33)         (79)              (5)           (8)
      Retail Class B                                                --           --               --            --
   Capital Gains:
      Institutional Class                                           --           --               --            --
      Retail Class A                                                --           --               --            --
      Retail Class B                                                --           --               --            --
                                                             ---------    ---------         --------      --------
Total Distributions                                             (4,683)      (9,568)            (819)       (1,888)
                                                             ---------    ---------         --------      --------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
      Proceeds from Shares Issued                                8,488       42,116            2,528         9,166
      Reinvestment in Lieu of Cash Distributions                   739        1,440              541         1,148
      Cost of Shares Redeemed                                  (16,331)     (38,746)          (6,546)      (15,554)
                                                             ---------    ---------         --------      --------
Total Institutional Class Transactions                          (7,104)       4,810           (3,477)       (5,240)
                                                             ---------    ---------         --------      --------
   Retail Class A:
      Proceeds from Shares Issued                                   60          234               25            15
      Reinvestment in Lieu of Cash Distributions                    33           78                4             8
      Cost of Shares Redeemed                                     (130)        (734)              (7)           (8)
                                                             ---------    ---------         --------      --------
Total Retail Class A Transactions                                  (37)        (422)              22            15
                                                             ---------    ---------         --------      --------
   Retail Class B:
      Proceeds from Shares Issued                                   --           --               --            --
      Reinvestment in Lieu of Cash Distributions                    --           --               --            --
      Cost of Shares Redeemed                                       --           --               --            --
                                                             ---------    ---------         --------      --------
Total Retail Class B Transactions                                   --           --               --            --
                                                             ---------    ---------         --------      --------
Net Increase (Decrease) in Net
   Assets from Share Transactions                               (7,141)       4,388           (3,455)       (5,225)
                                                             ---------    ---------         --------      --------
Total Increase (Decrease) in Net Assets                         (5,083)      (9,526)          (3,326)       (6,061)
NET ASSETS:
   Beginning of Period                                         160,762      170,288           32,038        38,099
                                                             ---------    ---------         --------      --------
   End of Period                                             $ 155,679    $ 160,762         $ 28,712      $ 32,038
                                                             =========    =========         ========      ========
SHARES ISSUED AND REDEEMED:
   Institutional Class:
      Shares Issued                                                850        4,105              258           926
      Shares Issued in Lieu of Cash Distributions                   74          141               55           116
      Shares Redeemed                                           (1,638)      (3,796)            (668)       (1,571)
                                                             ---------    ---------         --------      --------
Total Institutional Class Share Transactions                      (714)         450             (355)         (529)
                                                             ---------    ---------         --------      --------
   Retail Class A:
      Shares Issued                                                  6           23                4             1
      Shares Issued in Lieu of Cash Distributions                    3            8               --             1
      Shares Redeemed                                              (13)         (72)              (1)           (1)
                                                             ---------    ---------         --------      --------
Total Retail Class A Share Transactions                             (4)         (41)               3             1
                                                             ---------    ---------         --------      --------
   Retail Class B:
      Shares Issued                                                 --           --               --            --
      Shares Issued in Lieu of Cash Distributions                   --           --               --            --
      Shares Redeemed                                               --           --               --            --
                                                             ---------    ---------         --------      --------
Total Retail Class B Share Transactions                             --           --               --            --
                                                             ---------    ---------         --------      --------
Net Increase (Decrease) in Share Transactions                     (718)         409             (352)         (528)
                                                             =========    =========         ========      ========





                                                                      IDAHO                     MUNICIPAL
                                                                 MUNICIPAL BOND                 BOND FUND
                                                             ======================       =====================
                                                              2/1/00        2/1/99         2/1/00       2/1/99
                                                                TO            TO             TO           TO
                                                              7/31/00       1/31/00        7/31/00      1/31/00
                                                             --------      --------       --------     --------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                               $   720       $ 1,688        $ 1,810      $ 3,726
   Net Realized Gain (Loss) on Investments                        (24)          307           (498)        (215)
   Net Change in Unrealized
      Appreciation (Depreciation) of Investments                1,298        (4,057)         3,351       (8,145)
                                                              -------       -------        -------      -------
Increase (Decrease) in Net Assets
   Resulting From Operations                                    1,994        (2,062)         4,663       (4,634)
                                                              -------       -------        -------      -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
      Institutional Class                                        (509)       (1,157)        (1,649)      (3,332)
      Retail Class A                                             (186)         (456)          (116)        (308)
      Retail Class B                                              (34)          (76)           (45)         (99)
   Capital Gains:
      Institutional Class                                          --          (175)            --         (114)
      Retail Class A                                               --           (73)            --           (9)
      Retail Class B                                               --           (16)            --           (4)
                                                              -------       -------        -------      -------
Total Distributions                                              (729)       (1,953)        (1,810)      (3,866)
                                                              -------       -------        -------      -------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
      Proceeds from Shares Issued                               1,345         4,616          2,294       15,133
      Reinvestment in Lieu of Cash Distributions                    6            28             96          114
      Cost of Shares Redeemed                                  (2,071)       (7,530)        (5,943)     (12,005)
                                                              -------       -------        -------      -------
Total Institutional Class Transactions                           (720)       (2,886)        (3,553)       3,242
                                                              -------       -------        -------      -------
   Retail Class A:
      Proceeds from Shares Issued                                   8           273             54        1,771
      Reinvestment in Lieu of Cash Distributions                  186           529            115          317
      Cost of Shares Redeemed                                  (1,180)       (2,593)          (725)      (3,777)
                                                              -------       -------        -------      -------
Total Retail Class A Transactions                                (986)       (1,791)          (556)      (1,689)
                                                              -------       -------        -------      -------
   Retail Class B:
      Proceeds from Shares Issued                                   1         1,187             42          999
      Reinvestment in Lieu of Cash Distributions                   22            70             34           90
      Cost of Shares Redeemed                                    (335)         (478)          (802)        (287)
                                                              -------       -------        -------      -------
Total Retail Class B Transactions                                (312)          779           (726)         802
                                                              -------       -------        -------      -------
Net Increase (Decrease) in Net
   Assets from Share Transactions                              (2,018)       (3,898)        (4,835)       2,355
                                                              -------       -------        -------      -------
Total Increase (Decrease) in Net Assets                          (753)       (7,913)        (1,982)      (6,145)
NET ASSETS:
   Beginning of Period                                         32,089        40,002         71,555       77,700
                                                              -------       -------        -------      -------
   End of Period                                              $31,336       $32,089        $69,573      $71,555
                                                              =======       =======        =======      =======
SHARES ISSUED AND REDEEMED:
   Institutional Class:
      Shares Issued                                               133           441            245        1,543
      Shares Issued in Lieu of Cash Distributions                   1             2             10           12
      Shares Redeemed                                            (206)         (737)          (633)      (1,226)
                                                              -------       -------        -------      -------
Total Institutional Class Share Transactions                      (72)         (294)          (378)         329
                                                              -------       -------        -------      -------
   Retail Class A:
      Shares Issued                                                 1            25              6          175
      Shares Issued in Lieu of Cash Distributions                  18            51             12           32
      Shares Redeemed                                            (118)         (253)           (77)        (386)
                                                              -------       -------        -------      -------
Total Retail Class A Share Transactions                           (99)         (177)           (59)        (179)
                                                              -------       -------        -------      -------
   Retail Class B:
      Shares Issued                                                --           110              4          103
      Shares Issued in Lieu of Cash Distributions                   2             7              4            9
      Shares Redeemed                                             (34)          (47)           (87)         (29)
                                                              -------       -------        -------      -------
Total Retail Class B Share Transactions                           (32)           70            (79)          83
                                                              -------       -------        -------      -------
Net Increase (Decrease) in Share Transactions                    (203)         (401)          (516)         233
                                                              =======       =======        =======      =======


FOR THE SIX MONTHS ENDED JULY 31, 2000 (UNAUDITED) AND THE PERIODS ENDED JANUARY 31,

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a Share Outstanding Throughout the Period or Year


                              NET
                             ASSET           NET       DISTRIBUTIONS   DISTRIBUTIONS       REALIZED AND          NET
                            VALUE,       INVESTMENT      FROM NET          FROM             UNREALIZED       ASSET VALUE,
                           BEGINNING       INCOME       INVESTMENT        CAPITAL              GAINS             END
                           OF PERIOD       (LOSS)         INCOME           GAINS          ON INVESTMENTS      OF PERIOD
                           ---------     ----------    -------------   -------------      --------------    ------------
EQUITY FUND
===================
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 2000**          $18.34         $   --          $   --         $   --              $1.53            $19.87
For the years ended
   January 31, 2000***       18.03             --              --          (1.51)              1.82             18.34
   January 31, 1999          15.34           0.06           (0.07)         (0.72)              3.42             18.03
   January 31, 1998          14.03           0.10           (0.10)         (1.68)              2.99             15.34
   January 31, 1997          12.64           0.11           (0.11)         (0.94)              2.33             14.03
   January 31, 1996          10.24           0.17           (0.17)         (0.72)              3.12             12.64

RETAIL CLASS A:
For the six months ended
   July 31, 2000**          $18.26         $(0.03)         $   --         $   --              $1.53            $19.76
For the years ended
   January 31, 2000***       18.01          (0.05)             --          (1.51)              1.81             18.26
   January 31, 1999          15.34           0.02           (0.03)         (0.72)              3.40             18.01
   January 31, 1998          14.04           0.06           (0.06)         (1.68)              2.98             15.34
   January 31, 1997          12.65           0.08           (0.08)         (0.94)              2.33             14.04
For the period ended
   January 31, 1996(1)**     10.52           0.14           (0.15)         (0.72)              2.86             12.65

RETAIL CLASS B:
For the six months ended
   July 31, 2000**          $18.01         $(0.12)         $   --         $   --              $1.53            $19.42
For the year ended
   January 31, 2000***       17.93          (0.18)             --          (1.51)              1.77             18.01
For the period ended
   January 31, 1999(2)**     17.26          (0.07)          (0.01)         (0.72)              1.47             17.93

BALANCED FUND
===================
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 2000**          $13.86         $ 0.13          $(0.14)        $   --              $0.81            $14.66
For the years ended
   January 31, 2000***       13.99           0.26           (0.26)         (0.74)              0.61             13.86
   January 31, 1999          13.10           0.29           (0.29)         (0.86)              1.75             13.99
   January 31, 1998          12.01           0.32           (0.30)         (0.64)              1.71             13.10
   January 31, 1997          11.79           0.34           (0.35)         (0.78)              1.01             12.01
   January 31, 1996          10.20           0.39           (0.39)         (0.42)              2.01             11.79

RETAIL CLASS A:
For the six months ended
   July 31, 2000**          $13.84         $ 0.10          $(0.12)        $   --              $0.81            $14.63
For the years ended
   January 31, 2000***       13.97           0.22           (0.22)         (0.74)              0.61             13.84
   January 31, 1999          13.08           0.25           (0.26)         (0.86)              1.76             13.97
   January 31, 1998          12.00           0.28           (0.27)         (0.64)              1.71             13.08
   January 31, 1997          11.78           0.31           (0.32)         (0.78)              1.01             12.00
For the period ended
   January 31, 1996(1)**     10.34           0.32           (0.31)         (0.42)              1.85             11.78

RETAIL CLASS B:
For the six months ended
   July 31, 2000**          $13.81          $0.05          $(0.07)        $   --              $0.81            $14.60
For the year ended
   January 31, 2000***       13.95           0.12           (0.12)         (0.74)              0.60             13.81
For the period ended
   January 31, 1999(2)**     14.09           0.11           (0.12)         (0.87)              0.74             13.95


                                                                                                       RATIO OF
                                                                           RATIO                      NET INCOME
                                                                        OF EXPENSES     RATIO OF        (LOSS)
                                              NET            RATIO      TO AVERAGE     NET INCOME     TO AVERAGE
                                          ASSETS, END     OF EXPENSES   NET ASSETS       (LOSS)       NET ASSETS      PORTFOLIO
                                TOTAL      OF PERIOD      TO AVERAGE    (EXCLUDING     TO AVERAGE     (EXCLUDING      TURNOVER
                               RETURN+       (000)        NET ASSETS     WAIVERS)      NET ASSETS      WAIVERS)         RATE
                               -------    -----------     -----------   -----------    ----------    -----------      ---------
EQUITY FUND
===================
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 2000**               8.34%*    $307,053          0.90%         1.03%         (0.04)%        (0.17)%         11.09%
For the years ended
   January 31, 2000***          10.06       282,407          0.90          1.03             --          (0.13)          40.22
   January 31, 1999             24.06       270,397          0.90          1.06           0.36          (0.20)          74.99
   January 31, 1998             22.14       195,500          0.90          1.00           0.63           0.53           36.68
   January 31, 1997             20.00       177,234          0.90          1.07           0.81           0.64           97.14
   January 31, 1996             32.55       150,957          0.90          1.14           1.43           1.19          103.85

RETAIL CLASS A:
For the six months ended
   July 31, 2000**               8.21%*    $ 13,218          1.15%         1.28%         (0.29)%        (0.42)%         11.09%
For the years ended
   January 31, 2000***           9.73        12,959          1.15          1.28          (0.25)         (0.38)          40.22
   January 31, 1999             23.64        12,064          1.15          1.31           0.12          (0.04)          74.99
   January 31, 1998             21.78         9,756          1.15          1.28           0.33           0.20           36.68
   January 31, 1997             19.72         4,099          1.15          1.31           0.52           0.36           97.14
For the period ended
   January 31, 1996(1)**        32.34*        1,769          1.15          1.37           0.99           0.77          103.85

RETAIL CLASS B:
For the six months ended
   July 31, 2000**               7.83%*    $  2,987          1.90%         2.03%         (1.04)%        (1.17)%         11.09%
For the year ended
   January 31, 2000***           8.82         2,958          1.90          2.03          (1.00)         (1.13)          40.22
For the period ended
   January 31, 1999(2)**        10.97*        2,185          1.90          2.10          (0.85)         (1.05)          74.99

BALANCED FUND
===================
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 2000**               6.80%*    $209,242          0.90%         1.06%          1.73%          1.57%          13.47%
For the years ended
   January 31, 2000***           6.15       213,251          0.90          1.05           1.84           1.69           33.27
   January 31, 1999             16.75       214,939          0.90          1.05           2.14           1.99           54.88
   January 31, 1998             17.28       175,751          0.90          1.02           2.49           2.37           30.91
   January 31, 1997             12.03       156,315          0.90          1.07           2.90           2.73           68.11
   January 31, 1996             24.15       147,357          0.90          1.14           3.48           3.24           59.74

RETAIL CLASS A:
For the six months ended
   July 31, 2000**               6.61%*    $  3,542          1.15%         1.31%          1.48%          1.32%          13.47%
For the years ended
   January 31, 2000***           5.91         4,047          1.15          1.30           1.59           1.44           33.27
   January 31, 1999             16.50         4,339          1.15          1.30           1.90           1.75           54.88
   January 31, 1998             16.92         3,869          1.15          1.27           2.23           2.11           30.91
   January 31, 1997             11.81         2,875          1.15          1.32           2.64           2.47           68.11
For the period ended
   January 31, 1996(1)**        23.88*        1,664          1.15          1.38           3.06           2.83           59.74

RETAIL CLASS B:
For the six months ended
   July 31, 2000**               6.24%*    $  2,009          1.90%         2.06%          0.73%          0.57%          13.47%
For the year ended
   January 31, 2000***           5.07         2,049          1.90          2.05           0.84           0.69           33.27
For the period ended
   January 31, 1999(2)**         7.99*        1,481          1.90          2.07           1.00           0.83           54.88






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           THE ACHIEVEMENT FUNDS


--------------------------------------------------------------------------------


                              NET
                             ASSET                          DISTRIBUTIONS     DISTRIBUTIONS      REALIZED AND              NET
                            VALUE,             NET            FROM NET            FROM            UNREALIZED           ASSET VALUE,
                           BEGINNING       INVESTMENT        INVESTMENT          CAPITAL        GAINS (LOSSES)             END
                           OF PERIOD         INCOME            INCOME             GAINS         ON INVESTMENTS          OF PERIOD
                           ---------       ----------       -------------     -------------     --------------        ------------
INTERMEDIATE TERM
BOND FUND
================
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 2000**          $ 9.91           $0.30             $(0.30)            $ --              $ 0.13               $10.04
For the years ended
   January 31, 2000***       10.77            0.59              (0.59)              --               (0.86)                9.91
   January 31, 1999          10.63            0.61              (0.61)              --                0.14                10.77
   January 31, 1998          10.37            0.62              (0.62)              --                0.26                10.63
   January 31, 1997          10.79            0.62              (0.62)              --               (0.42)               10.37
   January 31, 1996          10.09            0.71              (0.70)              --                0.69                10.79

RETAIL CLASS A:
For the six months ended
   July 31, 2000**          $ 9.93           $0.28             $(0.28)            $ --              $ 0.13               $10.06
For the years ended
   January 31, 2000***       10.79            0.56              (0.57)              --               (0.85)                9.93
   January 31, 1999          10.66            0.58              (0.59)              --                0.14                10.79
   January 31, 1998          10.40            0.60              (0.60)              --                0.26                10.66
   January 31, 1997          10.82            0.60              (0.60)              --               (0.42)               10.40
For the period ended
   January 31, 1996(1)**     10.16            0.56              (0.55)              --                0.65                10.82

SHORT TERM
BOND FUND
================
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 2000**          $ 9.78           $0.27             $(0.27)            $ --              $ 0.04               $ 9.82
For the years ended
   January 31, 2000***       10.02            0.54              (0.54)              --               (0.24)                9.78
   January 31, 1999          10.05            0.55              (0.55)              --               (0.03)               10.02
   January 31, 1998          10.01            0.57              (0.57)              --                0.04                10.05
   January 31, 1997          10.18            0.60              (0.60)              --               (0.17)               10.01
   January 31, 1996          10.02            0.67              (0.65)              --                0.14                10.18

RETAIL CLASS A:
For the six months ended
   July 31, 2000**          $ 9.77           $0.26             $(0.26)              --              $ 0.04               $ 9.81
For the years ended
   January 31, 2000***       10.00            0.51              (0.51)              --               (0.23)                9.77
   January 31, 1999          10.04            0.52              (0.52)              --               (0.04)               10.00
   January 31, 1998          10.00            0.55              (0.55)              --                0.04                10.04
   January 31, 1997          10.18            0.57              (0.58)              --               (0.17)               10.00
For the period ended
   January 31, 1996(1)**     10.03            0.53              (0.52)              --                0.14                10.18



                                                                                   RATIO
                                                                                OF EXPENSES
                                              NET                RATIO          TO AVERAGE          RATIO OF
                                          ASSETS, END         OF EXPENSES       NET ASSETS         NET INCOME
                            TOTAL          OF PERIOD          TO AVERAGE        (EXCLUDING         TO AVERAGE
                           RETURN+           (000)            NET ASSETS         WAIVERS)          NET ASSETS
                           -------        -----------         -----------       -----------        ----------
INTERMEDIATE TERM
BOND FUND
================
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 2000**           4.35%*          $154,503            0.75%              0.93%              5.96%
For the years ended
   January 31, 2000***      (2.54)            159,564            0.75               0.93               5.75
   January 31, 1999          7.25             168,545            0.75               0.91               5.72
   January 31, 1998          8.82             161,742            0.75               0.87               5.99
   January 31, 1997          2.06             134,645            0.75               0.95               6.02
   January 31, 1996         13.62             115,307            0.75               1.02               6.14

RETAIL CLASS A:
For the six months ended
   July 31, 2000**           4.22%*           $ 1,176            1.00%              1.18%              5.71%
For the years ended
   January 31, 2000***      (2.78)              1,198            1.00               1.18               5.49
   January 31, 1999          6.91               1,743            1.00               1.15               5.48
   January 31, 1998          8.60               2,776            1.00               1.11               5.75
   January 31, 1997          1.80               2,730            1.00               1.18               5.76
For the period ended
   January 31, 1996(1)**    13.49*                963            1.00               1.26               5.74

SHORT TERM
BOND FUND
================
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 2000**           3.21%*          $ 28,530            0.75%              1.11%              5.55%
For the years ended
   January 31, 2000***       3.02              31,879            0.75               1.07               5.41
   January 31, 1999          5.33              37,951            0.75               1.01               5.50
   January 31, 1998          6.25              50,853            0.75               0.95               5.68
   January 31, 1997          4.40              65,328            0.75               0.96               6.00
   January 31, 1996          7.80              75,632            0.75               0.99               6.11

RETAIL CLASS A:
For the six months ended
   July 31, 2000**           3.09%*          $    182            1.00%              1.36%              5.30%
For the years ended
   January 31, 2000***       2.87                 159            1.00               1.32               5.16
   January 31, 1999          4.94                 148            1.00               1.25               5.25
   January 31, 1998          6.04                 204            1.00               1.18               5.43
   January 31, 1997          4.04                 443            1.00               1.20               5.74
For the period ended
   January 31, 1996(1)**     7.55*                 39            1.00               1.23               5.75





                                      RATIO OF
                                     NET INCOME
                                     TO AVERAGE
                                     NET ASSETS   PORTFOLIO
                                    (EXCLUDING    TURNOVER
                                      WAIVERS)      RATE
                                   -----------    ---------
INTERMEDIATE TERM
BOND FUND
================
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 2000**                     5.78%         3.31%
For the years ended
   January 31, 2000***                 5.57         21.46
   January 31, 1999                    5.55         28.03
   January 31, 1998                    5.87         20.91
   January 31, 1997                    5.82         21.23
   January 31, 1996                    5.87         85.16

RETAIL CLASS A:
For the six months ended
   July 31, 2000**                     5.53%         3.31%
For the years ended
   January 31, 2000***                 5.31         21.46
   January 31, 1999                    5.34         28.03
   January 31, 1998                    5.64         20.91
   January 31, 1997                    5.58         21.23
For the period ended
   January 31, 1996(1)**               5.48         85.16

SHORT TERM
BOND FUND
================
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 2000**                     5.19%        15.31%
For the years ended
   January 31, 2000***                 5.09         57.49
   January 31, 1999                    5.24         26.51
   January 31, 1998                    5.48         48.90
   January 31, 1997                    5.79         40.80
   January 31, 1996                    5.87         83.64

RETAIL CLASS A:
For the six months ended
   July 31, 2000**                     4.94%        15.31%
For the years ended
   January 31, 2000***                 4.84         57.49
   January 31, 1999                    5.00         26.51
   January 31, 1998                    5.25         48.90
   January 31, 1997                    5.54         40.80
For the period ended
   January 31, 1996(1)**               5.52         83.64



  * RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
 ** RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
*** PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES.
  + RETURNS DO NOT REFLECT ANY SALES LOAD THAT MAY BE APPLICABLE.
(1) COMMENCED OPERATIONS ON MARCH 6, 1995.
(2) COMMENCED OPERATIONS ON MAY 8, 1998.

    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FOR THE SIX MONTHS ENDED JULY 31, 2000 (UNAUDITED) AND THE PERIODS ENDED JANUARY 31,

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a Share Outstanding Throughout the Period or Year
                                                                                                              REALIZED
                                          NET                                                                    AND
                                         ASSET                            DISTRIBUTIONS     DISTRIBUTIONS    UNREALIZED
                                        VALUE,              NET              FROM NET           FROM            GAINS
                                       BEGINNING        INVESTMENT          INVESTMENT         CAPITAL       (LOSSES) ON
                                       OF PERIOD          INCOME              INCOME            GAINS        INVESTMENTS
                                       ---------        ----------        -------------    --------------    -----------
IDAHO MUNICIPAL
BOND FUND
===============
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 2000**                      $ 9.82             $0.24             $(0.24)           $   --          $ 0.41
For the years ended
   January 31, 2000***                   10.91              0.47              (0.47)            (0.08)          (1.01)
   January 31, 1999                      10.82              0.47              (0.47)            (0.05)           0.14
   January 31, 1998                      10.41              0.47              (0.47)            (0.04)           0.45
   January 31, 1997                      10.80              0.46              (0.46)            (0.06)          (0.33)
   January 31, 1996                      10.13              0.52              (0.51)            (0.12)           0.78

RETAIL CLASS A:
For the six months ended
   July 31, 2000**                      $ 9.85             $0.23             $(0.23)           $   --          $ 0.40
For the years ended
   January 31, 2000***                   10.93              0.44              (0.45)            (0.08)          (0.99)
   January 31, 1999                      10.85              0.45              (0.45)            (0.05)           0.13
   January 31, 1998                      10.44              0.45              (0.45)            (0.04)           0.45
   January 31, 1997                      10.83              0.44              (0.44)            (0.06)          (0.33)
For the period ended
   January 31, 1996(1)**                 10.21              0.41              (0.40)            (0.12)           0.73

RETAIL CLASS B:
For the six months ended
   July 31, 2000**                      $ 9.86             $0.19             $(0.19)           $   --          $ 0.40
For the year ended
   January 31, 2000***                   10.94              0.37              (0.37)            (0.08)          (1.00)
For the period ended
   January 31, 1999(2)**                 10.69              0.27              (0.27)            (0.05)           0.30




                                                                                                 RATIO
                                                                                              OF EXPENSES
                                    NET                              NET            RATIO      TO AVERAGE       RATIO OF
                                ASSET VALUE,                      ASSETS, END    OF EXPENSES   NET ASSETS      NET INCOME
                                    END             TOTAL          OF PERIOD     TO AVERAGE    (EXCLUDING      TO AVERAGE
                                 OF PERIOD         RETURN+           (000)       NET ASSETS     WAIVERS)       NET ASSETS
                               ------------        -------        -----------    -----------  -----------      ----------
IDAHO MUNICIPAL
BOND FUND
===============
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 2000**                 $10.23           6.67%*          $21,543         0.75%         1.03%           4.73%
For the years ended
   January 31, 2000***               9.82          (5.11)            21,396         0.75          1.05            4.51
   January 31, 1999                 10.91           5.76             26,961         0.75          1.00            4.35
   January 31, 1998                 10.82           9.06             26,093         0.75          1.10            4.47
   January 31, 1997                 10.41           1.31             27,487         0.75          1.24            4.40
   January 31, 1996                 10.80          12.68             25,873         0.75          1.35            4.52

RETAIL CLASS A:
For the six months ended
   July 31, 2000**                 $10.25           6.42%*          $ 8,136         1.00%         1.28%           4.48%
For the years ended
   January 31, 2000***               9.85          (5.24)             8,790         1.00          1.30            4.26
   January 31, 1999                 10.93           5.43             11,695         1.00          1.25            4.10
   January 31, 1998                 10.85           8.84              9,281         1.00          1.37            4.22
   January 31, 1997                 10.44           1.05              5,475         1.00          1.47            4.15
For the period ended
   January 31, 1996(1)**            10.83          12.60*             3,109         1.00          1.58            4.18

RETAIL CLASS B:
For the six months ended
   July 31, 2000**                 $10.26           6.08%*          $ 1,657         1.65%         1.93%           3.83%
For the year ended
   January 31, 2000***               9.86          (5.87)             1,903         1.65          2.05            3.64
For the period ended
   January 31, 1999(2)**            10.94           5.37*             1,346         1.75          2.05            3.32







                                    RATIO OF
                                   NET INCOME
                                   TO AVERAGE
                                   NET ASSETS     PORTFOLIO
                                   (EXCLUDING     TURNOVER
                                    WAIVERS)        RATE
                                  -----------     ---------
IDAHO MUNICIPAL
BOND FUND
===============
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 2000**                    4.45%         1.62%
For the years ended
   January 31, 2000***                4.21         16.35
   January 31, 1999                   4.10         12.90
   January 31, 1998                   4.12         17.64
   January 31, 1997                   3.91         29.13
   January 31, 1996                   3.92         58.94

RETAIL CLASS A:
For the six months ended
   July 31, 2000**                    4.20%         1.62%
For the years ended
   January 31, 2000***                3.96         16.35
   January 31, 1999                   3.85         12.90
   January 31, 1998                   3.85         17.64
   January 31, 1997                   3.68         29.13
For the period ended
   January 31, 1996(1)**              3.60         58.94

RETAIL CLASS B:
For the six months ended
   July 31, 2000**                    3.55%         1.62%
For the year ended
   January 31, 2000***                3.24         16.35
For the period ended
   January 31, 1999(2)**              3.02         12.90




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                         THE ACHIEVEMENT FUNDS


------------------------------------------------------------------------------

                                                                                                      REALIZED
                             NET                                                                        AND
                            ASSET                            DISTRIBUTIONS          DISTRIBUTIONS    UNREALIZED
                           VALUE,            NET                FROM NET                FROM            GAINS
                          BEGINNING      INVESTMENT            INVESTMENT              CAPITAL       (LOSSES) ON
                          OF PERIOD        INCOME                INCOME                 GAINS        INVESTMENTS
                          ---------      ----------          -------------         --------------    -----------
MUNICIPAL
BOND FUND
============
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 2000**          $ 9.20          $0.25                $(0.25)              $   --           $0.38
For the years ended
   January 31, 2000***       10.30           0.49                 (0.49)               (0.02)          (1.08)
   January 31, 1999          10.38           0.49                 (0.49)               (0.18)           0.10
   January 31, 1998          10.02           0.48                 (0.48)               (0.12)           0.48
For the period ended
   January 31, 1997(3)**     10.00           0.12                 (0.12)                  --            0.02

RETAIL CLASS A:
For the six months ended
   July 31, 2000**          $ 9.20          $0.23                $(0.23)              $   --           $0.38
For the years ended
   January 31, 2000***       10.29           0.46                 (0.47)               (0.02)          (1.06)
   January 31, 1999          10.38           0.47                 (0.47)               (0.18)           0.09
   January 31, 1998          10.01           0.46                 (0.46)               (0.12)           0.49
For the period ended
   January 31, 1997(4)**     10.01           0.15                 (0.15)                  --              --

RETAIL CLASS B:
For the six months ended
   July 31, 2000**          $ 9.20          $0.20                $(0.20)              $   --           $0.38
For the year ended
   January 31, 2000***       10.30           0.40                 (0.40)               (0.02)          (1.08)
For the period ended
   January 31, 1999(2)**     10.27           0.30                 (0.30)               (0.18)           0.21



                                                                                                      RATIO
                                                                                                   OF EXPENSES
                                  NET                             NET               RATIO          TO AVERAGE         RATIO OF
                              ASSET VALUE,                    ASSETS, END        OF EXPENSES       NET ASSETS        NET INCOME
                                  END           TOTAL          OF PERIOD         TO AVERAGE        (EXCLUDING        TO AVERAGE
                               OF PERIOD       RETURN+           (000)           NET ASSETS         WAIVERS)         NET ASSETS
                              ------------     -------        -----------        -----------       -----------       ----------
MUNICIPAL
BOND FUND
============
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 2000**              $ 9.58           6.88%*         $63,010             0.75%             0.95%             5.28%
For the years ended
   January 31, 2000***            9.20          (5.94)           63,982             0.75              0.93              4.97
   January 31, 1999              10.30           5.88            68,239             0.75              0.95              4.79
   January 31, 1998              10.38           9.90            63,028             0.75              1.05              4.72
For the period ended
   January 31, 1997(3)**         10.02           1.34*           53,067             0.75              1.07              4.58

RETAIL CLASS A:
For the six months ended
   July 31, 2000**              $ 9.58           6.75%*         $ 4,445             1.00%             1.20%             5.03%
For the years ended
   January 31, 2000***            9.20          (6.10)            4,814             1.00              1.18              4.69
   January 31, 1999              10.29           5.48             7,226             1.00              1.19              4.53
   January 31, 1998              10.38           9.78             9,943             1.00              1.32              4.48
For the period ended
   January 31, 1997(4)**         10.01           1.48*            4,895             1.00              1.29              4.35

RETAIL CLASS B:
For the six months ended
   July 31, 2000**              $ 9.58           6.41%*         $ 2,118             1.65%             1.85%             4.38%
For the year ended
   January 31, 2000***            9.20          (6.81)            2,759             1.65              1.93              4.08
For the period ended
   January 31, 1999(2)**         10.30           4.87*            2,235             1.75              1.98              3.84





                               RATIO OF
                              NET INCOME
                              TO AVERAGE
                              NET ASSETS        PORTFOLIO
                              (EXCLUDING        TURNOVER
                               WAIVERS)           RATE
                              ----------        ---------
MUNICIPAL
BOND FUND
============
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 2000**               5.08%             4.42%
For the years ended
   January 31, 2000***           4.79             15.96
   January 31, 1999              4.59             46.00
   January 31, 1998              4.42             93.18
For the period ended
   January 31, 1997(3)**         4.26             19.21

RETAIL CLASS A:
For the six months ended
   July 31, 2000**               4.83%             4.42%
For the years ended
   January 31, 2000***           4.51             15.96
   January 31, 1999              4.34             46.00
   January 31, 1998              4.16             93.18
For the period ended
   January 31, 1997(4)**         4.06             19.21

RETAIL CLASS B:
For the six months ended
   July 31, 2000**               4.18%             4.42%
For the year ended
   January 31, 2000***           3.80             15.96
For the period ended
   January 31, 1999(2)**         3.61             46.00


  * RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
 ** RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
*** PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES.
+   RETURNS DO NOT REFLECT ANY SALES LOAD THAT MAY BE APPLICABLE.
(1) COMMENCED OPERATIONS ON MARCH 6, 1995.
(2) COMMENCED OPERATIONS ON MAY 8, 1998.
(3) COMMENCED OPERATIONS ON NOVEMBER 1, 1996.
(4) COMMENCED OPERATIONS ON NOVEMBER 4, 1996.

    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 2000 (UNAUDITED)
Notes to Financial Statements


1. ORGANIZATION
===============================================================================
     The Achievement Funds Trust (the "Trust"), formerly the FSB Funds, was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated December 16, 1988, which agreement was amended and restated on October 7, 1994 and further amended on December 1, 1994.

     The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Trust presently consists of a series of six funds (the "Funds") which includes the Equity Fund and the Balanced Fund (the "Stock Funds") and the Intermediate Term Bond Fund, the Short Term Bond Fund, the Idaho Municipal Bond Fund and the Municipal Bond Fund (the "Bond Funds"). The Funds' prospectuses provide a description of each Fund's investment objective, policies and strategies. The Trust is registered to offer three classes of shares, Institutional, Retail Class A and Retail Class B. The Trust's declaration of trust permits the Board of Trustees to create additional funds in the future. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES
===============================================================================
     The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price, if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Option contracts are valued at the last quoted bid price as quoted on the primary exchange or board of trade on which such option contracts are traded. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. For the Equity Fund, the Balanced Fund, the Intermediate Term Bond Fund and the Short Term Bond Fund, costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion of the purchase discounts during the respective holding period, which is calculated using the effective interest method. For the Idaho Municipal Bond Fund and the Municipal Bond Fund, costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding period, which is calculated using the effective interest method. Interest income is recorded on the accrual basis. Dividend income is recorded on ex-date.

                                                          THE ACHIEVEMENT FUNDS



OPTIONS TRANSACTIONS -- In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Equity Fund and the Balanced Fund may write covered call options. A risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the underlying security increases. The Fund realizes a gain upon the expiration of a written call option. When a written call option is closed prior to expiration by being exercised, the proceeds of the sale are increased by the amount of original premium received.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses and accumulated realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day.

MANAGEMENT ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid on a quarterly basis for the Equity Fund. The Balanced Fund declares and pays its dividend on a monthly basis. The Bond Funds declare dividends on a daily basis and pay them on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

     Income distributions and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are reclassified for book purposes. This reclassification has no effect on net assets or net assets per share.

FEDERAL INCOME TAXES -- It is the Trust's intention to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

ORGANIZATION COSTS -- Organizational costs have been capitalized by the Funds and are being amortized over sixty months commencing with operations. In the event any of the initial shares of a Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.


                                                                    (CONTINUED)

JULY 31, 2000 (UNAUDITED)
Notes to Financial Statements (continued)

3. INVESTMENT ADVISORY AND CUSTODIAL SERVICES
===============================================================================
     Pursuant to an investment advisory agreement dated December 27, 1994, as amended, investment advisory services are provided to the Funds by First Security Investment Management, Inc. (the "Adviser"). The Adviser is entitled to receive an annual fee of 0.74% of the average daily net assets of each of the Stock Funds and 0.60% of the average daily net assets of each of the Bond Funds. Such fee is computed daily and paid monthly. During the period ended July 31, 2000, the Adviser voluntarily waived a portion of its fees in order to limit operating expenses.

     The Trust and First Union National Bank (the "Custodian") are parties to a custodial agreement dated December 27, 1994, under which the Custodian holds cash, securities and other assets of the Trust, as required by the Investment Company Act of 1940. In its capacity as custodian to the Trust, the Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Funds.

4. ADMINISTRATIVE, TRANSFER AGENT AND DISTRIBUTION SERVICES
===============================================================================
     Pursuant to an administrative agreement dated December 27, 1994, SEI Investments Mutual Funds Services ("SIMFS") acts as the Trust's Administrator. Under the terms of such an agreement, SIMFS is entitled to receive an annual fee of 0.20% of the average daily net assets of the Equity Fund, Balanced Fund, Intermediate Term Bond Fund, Short Term Bond Fund and the Municipal Bond Fund. The Administrator is entitled to a fee from the Idaho Municipal Bond Fund in an amount equal to the greater of 0.20% of their daily net assets or $100,000 per annum. The Administrator has voluntarily agreed to waive a portion of its fee for the period ended July 31, 2000 for the Idaho Municipal Bond Fund in order to limit operating expenses.

     Certain officers of the Trust are also officers of the Administrator. Such officers are paid no fees by the Trust.

     Pursuant to an agreement dated December 27, 1994, DST Systems, Inc. ("DST") acts as the Transfer Agent of the Trust. As such, DST provides transfer agency, dividend disbursing, shareholder servicing and administrative services for the Trust.

     SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Distributor pursuant to a distribution agreement dated December 27, 1994. The Distributor receives no fee for its services in connection with distribution of the Institutional shares. The Trust has adopted a Distribution Plan (the "Class A Plan") on behalf of the Retail Class A shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class A Plan provides for the payment by the Trust to the Distributor of up to 0.25% of the average daily net assets of the Retail Class A shares. The Retail Class B shares have adopted a Distribution Plan (the "Class B Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class B Plan provides for payment to the Distributor of a distribution fee of up to 0.75% of the average daily net assets of the Class B shares and a shareholder servicing fee up to 0.25% of the average daily net assets of the Class B shares. The Distributor has elected to collect a distribution fee for the Class B shares of the Municipal Bond Fund and Idaho Municipal Bond Fund of 0.65% per annum, but reserves the right to collect the full distribution fee payable under the Class B Plan at any time.

     A contingent deferred sales charge (CDSC) is imposed on certain redemptions of Retail Class B shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Retail Class B shares until the redemption of such shares.

             YEARS SINCE                           CONTINGENT DEFERRED
             PURCHASE MADE                             SALES CHARGE
-------------------------------------------------------------------------------
                 First                                        5%
                 Second                                       4%
                 Third                                        4%
                 Fourth                                       3%
                 Fifth                                        2%
                 Sixth                                        1%
                 Seventh and Following                      None

5. INVESTMENT TRANSACTIONS
===============================================================================
     The cost of security purchases and the proceeds from the sale of securities, other than short-term investments for the period ended July 31, 2000, are presented on the next page for the Funds. On July 31, 2000 the total cost of securities and the net realized gains and losses on securities sold for federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized gain or loss on securities at July 31, 2000 for each Fund is as follows on the next page:



                                                                    (CONTINUED)

JULY 31, 2000 (UNAUDITED)
Notes to Financial Statements (continued)


FUND INVESTMENT TRANSACTIONS (000)
                                                                                             IDAHO
                                                          INTERMEDIATE        SHORT        MUNICIPAL     MUNICIPAL
                               EQUITY         BALANCED      TERM BOND       TERM BOND        BOND          BOND
                                FUND            FUND          FUND            FUND           FUND          FUND
                              ========       =========    =============     ==========     =========     ==========
Purchases
   U.S. Government
     Securities               $     --         $ 7,371       $  5,040       $  3,009        $   --      $     --
   Other                        35,232           2,001             --          1,014           500         2,987
Sales
   U.S. Government
     Securities                     --           4,973          8,834          1,968            --            --
   Other                        34,427             989          4,749          4,000         3,067         8,122

Aggregate gross
  unrealized gain              120,077          57,188            239              2           290           289
Aggregate gross
  unrealized loss              (11,792)         (7,014)        (5,331)          (428)         (962)       (3,271)
                              --------         -------       --------       --------        ------      --------
Net unrealized
   gain (loss)                $108,285         $50,174       $ (5,092)      $   (426)       $ (672)     $ (2,982)
                              ========         =======       ========       ========        =======     ========


                                                          THE ACHIEVEMENT FUNDS


6. CONCENTRATION OF CREDIT RISK
===============================================================================
     The Idaho Municipal Bond Fund and the Municipal Bond fund invest in debt instruments of municipal issuers. The issuers' ability to meet their obligations may be affected by economic developments in a specific state or region. The Idaho Municipal Bond Fund invests primarily in obligations of municipalities located in Idaho. The Idaho Municipal Bond Fund and the Municipal Bond fund invest in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. At July 31, 2000, the percentage of total value of investments by each revenue source was as follows:

                             IDAHO
                           MUNICIPAL                 MUNICIPAL
                           BOND FUND                 BOND FUND
                          ==========                ===========
Cash Equivalents               1%                          2%
Education Bonds               14%                          6%
General Obligation            45%                          9%
Hospital Bonds                10%                         20%
Housing Bonds                  6%                         27%
Public Facility Bonds          5%                          4%
Other Revenue Bonds            7%                         15%
Transportation Bonds           8%                          4%
Utility Bonds                  4%                         13%
                             ----                        ----
                             100%                        100%
                             ====                        ====
     Many municipalities insure their obligations with insurance underwritten by insurance companies that undertake to pay a holder, when due, the interest and principal amount on an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by the issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements (letters of credit or guarantees issued by third party domestic or foreign banks or other institutions). At July 31, 2000, 75% and 60% of the total value of the Idaho Municipal Bond Fund and the Municipal Bond fund, respectively, were insured or had credit enhancements.

                                                                    (CONTINUED)

JULY 31, 2000 (UNAUDITED)
Notes to Financial Statements (CONCLUDED)


     The ratings of debt holdings by Standard & Poor's or Moody's as a percentage of total value of investments at July 31, 2000 are as follows:

                                                                                    IDAHO
                                                                                  MUNICIPAL           MUNICIPAL
                                   INTERMEDIATE TERM        SHORT TERM              BOND                BOND
                                       BOND FUND             BOND FUND              FUND                FUND
                                    ================        ===========          ===========         ==========
     AAA                                  61%                    45%                 77%                  40%
     AA+                                  --                     --                  --                   11
     AA                                    3                      1                  10                   13
     AA-                                   4                     --                   5                    5
     A+                                    5                     18                  --                    1
     A                                    13                     21                  --                    3
     A-                                    9                     11                  --                    9
     BBB+                                 --                     --                   4                    6
     BBB                                   3                      4                   4                    6
     BBB-                                  1                     --                  --                    2
     Not rated                             1                     --                  --                    4
                                         ----                   ----                ----                 ----
                                         100%                   100%                100%                 100%
                                         ====                   ====                ====                 ====

7. LINE OF CREDIT
===============================================================================
     Pursuant to a credit agreement dated October 9, 1997, as amended, Morgan Guaranty Trust Company of New York provides revolving credit loans to the Funds for short-term or emergency purposes, such as funding shareholder redemptions. These loans are for the respective benefit of and repayable from the respective assets of the Funds. The aggregate principal amount over all Funds in the Trust may not exceed $20,000,000. The aggregate amount of all loans outstanding to an individual Fund shall not exceed 5% of the total net assets of that Fund. As of July 31, 2000, none of the Funds had loans outstanding.

---------------------
THE ACHIEVEMENT FUNDS

BOARD OF TRUSTEES

George L. Denton, Jr.
James H. Gardner
August Glissmeyer, Jr.
Blaine Huntsman
Robert G. Love
Carl S. Minden
Frederick A. Moreton, Jr.
Kent H. Murdock
John L. Rudisill

INVESTMENT ADVISER

First Security Investment Management, Inc.
Salt Lake City, UT 84111

ADMINISTRATOR

SEI Investments Mutual Funds Services
Oaks, PA 19456

DISTRIBUTOR

SEI Investments Distribution Co.
Oaks, PA 19456

LEGAL COUNSEL

Ballard Spahr Andrews & Ingersoll, LLP
Philadelphia, PA 19103

INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP
Princeton, NJ 08540

CUSTODIAN

First Union National Bank
Philadelphia, PA 19101

[LOG0] (Graphic Omitted)

Shares of any of The Achievement Funds are:

   o  not obligations or deposits of, or
      guaranteed by First Security
      Corporation or any of its banks or
      non-bank subsidiaries;
   o  not federally insured by the FDIC, the
      Federal Reserve Board or any other
      government agency;
   o  subject to investment risk, including
      the possible loss of principal.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in a Fund unless preceded or accompanied by a current prospectus.

                         FOR MORE INFORMATION, INCLUDING
                                  A PROSPECTUS,
                               CALL 1-800-472-0577
                                OR VISIT US AT
                           WWW.ACHIEVEMENTFUNDS.COM

                                  ACH-F-016-06

[LOGO] (Graphic Omitted)

SEMI-ANNUAL
REPORT TO SHAREHOLDERS

JULY 31